UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number	811-8606

DWS Allocation Series

(Exact Name of Registrant as Specified in Charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and Address of Agent for Service)

Date of fiscal year end:	08/31

Date of reporting period:	02/28/06

ITEM 1.               REPORT TO STOCKHOLDERS

DWS Allocation Series

(formerly Scudder Pathway Series)

DWS Conservative Allocation Fund

(formerly Pathway Conservative Portfolio)

DWS Moderate Allocation Fund

(formerly Pathway Moderate Portfolio)

DWS Growth Allocation Fund

(formerly Pathway Growth Portfolio)

DWS Growth Plus Allocation Fund

(formerly Pathway Growth Plus Portfolio)

FEBRUARY 28, 2006

Semiannual Report
to Shareholders

Contents

Click Here Performance Summaries

Click Here Information About Each Fund's Expenses

Click Here Portfolio Management Review

Click Here Fund Highlights

Click Here Portfolio Summaries

Click Here Investment Portfolios

Click Here Financial Statements

Click Here Financial Highlights

Click Here Notes to Financial Statements

Click Here Other Information

Click Here Investment Management Agreement Approvals

Click Here Account Management Resources

Click Here Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider a fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the funds. Please read the prospectus carefully before you invest.

Diversification does not eliminate risk. The funds are subject to stock market risk, meaning stocks in the underlying funds may decline in value for extended periods of time due to the activities and financial prospects of individual companies, or due to general market and economic conditions. Asset allocation risk: although asset allocation among different asset classes generally limits risk and exposure to any one class, the risk remains that the investment advisor may favor an asset class that performs poorly relative to the other asset classes. Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation, political and economic changes and market risks. The underlying funds invest in individual bonds whose yields and market values fluctuate so that your investment may be worth more or less than its original cost. Bond investments are subject to interest rate risk such that when interest rates rise, the prices of the bonds, and thus the value of the fund, can decline and the investor can lose principal value. Derivatives may be more volatile and less liquid than traditional securities, and the funds could suffer losses on an underlying fund's derivative position. An investment in underlying money market funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in them. Please read each fund's prospectus for specific details regarding its risk profile.

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Asset Management, Inc., Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summaries February 28, 2006

DWS Conservative Allocation Fund

Classes A, B and C

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-scudder.com for the Fund's most recent month-end performance.

The maximum sales charge for Class A shares is 5.75%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for front-end sales charges but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had.

To discourage short-term trading, shareholders redeeming shares held less than 15 days will have a lower total return due to the effect of the 2% short-term redemption fee.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for DWS Conservative Allocation Fund as well as for some underlying funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Returns shown for Class A, B and C shares for the periods prior to their inception on December 29, 2000 are derived from the historical performance of Class S shares of DWS Conservative Allocation Fund during such periods and have been adjusted to reflect the higher gross annual total operating expenses of each specific class. Any difference in expenses will affect performance.

Average Annual Total Returns (Unadjusted for Sales Charge) as of 2/28/06
DWS Conservative Allocation Fund	6-Month*	1-Year	3-Year	5-Year	Life of Fund*
Class A	3.45%	6.10%	9.40%	3.68%	4.56%
Class B	3.14%	5.30%	8.58%	2.91%	3.80%
Class C	3.15%	5.31%	8.59%	2.90%	3.79%
Russell 1000 Index+	6.20%	9.85%	18.15%	3.02%	7.85%
Russell 2000 Index++	10.24%	16.59%	28.05%	10.42%	9.53%
Lehman Brothers Intermediate U.S. Aggregate Bond Index+++	0.16%	2.55%	2.89%	5.08%	5.93%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* Total returns shown for periods less than one year are not annualized.

* The Fund commenced operations on November 15, 1996. Index returns begin November 30, 1996.

DWS Conservative Allocation Fund

Net Asset Value and Distribution Information
	Class A	Class B	Class C
Net Asset Value: 2/28/06	$ 12.07	$ 12.08	$ 12.07
8/31/05	$ 11.83	$ 11.83	$ 11.82
Distribution Information: Six Months: Income Dividends as of 2/28/06	$ 0.16	$ 0.12	$ 0.12
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS Conservative Allocation Fund — Class A [] Russell 1000 Index+ [] Russell 2000 Index++ [] Lehman Brothers Intermediate U.S. Aggregate Bond Index+++

Yearly periods ended February 28

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

Comparative Results (Adjusted for Maximum Sales Charge) as of 2/28/06
DWS Conservative Allocation Fund		1-Year	3-Year	5-Year	Life of Fund*
Class A	Growth of $10,000	$10,000	$12,341	$11,290	$14,269
	Average annual total return	.00%	7.26%	2.46%	3.90%
Class B	Growth of $10,000	$10,230	$12,600	$11,443	$14,140
	Average annual total return	2.30%	8.01%	2.73%	3.80%
Class C	Growth of $10,000	$10,531	$12,805	$11,536	$14,132
	Average annual total return	5.31%	8.59%	2.90%	3.79%

The growth of $10,000 is cumulative.

* The Fund commenced operations on November 15, 1996. Index returns begin November 30, 1996.

DWS Conservative Allocation Fund

Comparative Results as of 2/28/06
DWS Conservative Allocation Fund		1-Year	3-Year	5-Year	Life of Fund*
Russell 1000 Index+	Growth of $10,000	$10,985	$16,492	$11,604	$20,117
	Average annual total return	9.85%	18.15%	3.02%	7.85%
Russell 2000 Index++	Growth of $10,000	$11,659	$20,995	$16,412	$23,216
	Average annual total return	16.59%	28.05%	10.42%	9.53%
Lehman Brothers Intermediate U.S. Aggregate Bond Index+++	Growth of $10,000	$10,255	$10,893	$12,810	$17,044
	Average annual total return	2.55%	2.89%	5.08%	5.93%

The growth of $10,000 is cumulative.

* The Fund commenced operations on November 15, 1996. Index returns begin November 30, 1996.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

++ The Russell 2000 Index is an unmanaged capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000 Index.

+++ The Lehman Brothers Intermediate U.S. Aggregate Bond Index is an unmanaged index that covers the US investment-grade fixed-rate bond market, including government and credit securities, agency mortgage securities, asset backed securities and commercial mortgage backed securities.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class A Lipper Rankings — Income Funds Category as of 2/28/06
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	81	of	264	31
3-Year	88	of	161	55
5-Year	68	of	96	71

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable. Rankings are for Class A shares; other share classes may vary.

DWS Conservative Allocation Fund

Class AARP and Class S

Class AARP has been created especially for members of AARP. Class S shares are no longer available to new investors except under certain circumstances. (Please refer to the Fund's Statement of Additional Information.)

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-scudder.com for the Fund's most recent month-end performance.

To discourage short-term trading, shareholders redeeming shares held less than 15 days will have a lower total return due to the effect of the 2% short-term redemption fee.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for DWS Conservative Allocation Fund as well as for some underlying funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Returns shown for Class AARP shares for the period prior to its inception on September 25, 2000 are derived from the historical performance of Class S shares of DWS Conservative Allocation Fund during such periods and have assumed the same expense structure during such periods. Any difference in expenses will affect performance.

Average Annual Total Returns as of 2/28/06
DWS Conservative Allocation Fund	6-Month*	1-Year	3-Year	5-Year	Life of Fund*
Class S	3.58%	6.36%	9.67%	3.92%	4.82%
Class AARP	3.67%	6.28%	9.68%	3.92%	4.82%
Russell 1000 Index+	6.20%	9.85%	18.15%	3.02%	7.85%
Russell 2000 Index++	10.24%	16.59%	28.05%	10.42%	9.53%
Lehman Brothers Intermediate U.S. Aggregate Bond Index+++	0.16%	2.55%	2.89%	5.08%	5.93%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* Total returns shown for periods less than one year are not annualized.

* The Fund commenced operations on November 15, 1996. Index returns begin November 30, 1996.

DWS Conservative Allocation Fund

Net Asset Value and Distribution Information
	Class AARP	Class S
Net Asset Value: 2/28/06	$ 12.07	$ 12.08
8/31/05	$ 11.82	$ 11.83
Distribution Information: Six Months: Income Dividends as of 2/28/06	$ 0.18	$ 0.18
Growth of an Assumed $10,000 Investment
[] DWS Conservative Allocation Fund — Class S [] Russell 1000 Index+ [] Russell 2000 Index++ [] Lehman Brothers Intermediate U.S. Aggregate Bond Index+++

Yearly periods ended February 28
Comparative Results as of 2/28/06
DWS Conservative Allocation Fund		1-Year	3-Year	5-Year	Life of Fund*
Class S	Growth of $10,000	$10,636	$13,191	$12,118	$15,489
	Average annual total return	6.36%	9.67%	3.92%	4.82%
Class AARP	Growth of $10,000	$10,628	$13,195	$12,121	$15,493
	Average annual total return	6.28%	9.68%	3.92%	4.82%

The growth of $10,000 is cumulative.

* The Fund commenced operations on November 15, 1996. Index returns begin November 30, 1996.

DWS Conservative Allocation Fund

Comparative Results as of 2/28/06
DWS Conservative Allocation Fund		1-Year	3-Year	5-Year	Life of Fund*
Russell 1000 Index+	Growth of $10,000	$10,985	$16,492	$11,604	$20,117
	Average annual total return	9.85%	18.15%	3.02%	7.85%
Russell 2000 Index++	Growth of $10,000	$11,659	$20,995	$16,412	$23,216
	Average annual total return	16.59%	28.05%	10.42%	9.53%
Lehman Brothers Intermediate U.S. Aggregate Bond Index+++	Growth of $10,000	$10,255	$10,893	$12,810	$17,044
	Average annual total return	2.55%	2.89%	5.08%	5.93%

The growth of $10,000 is cumulative.

* The Fund commenced operations on November 15, 1996. Index returns begin November 30, 1996.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

++ The Russell 2000 Index is an unmanaged capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000 Index.

+++ The Lehman Brothers Intermediate U.S. Aggregate Bond Index is an unmanaged index that covers the US investment-grade fixed-rate bond market, including government and credit securities, agency mortgage securities, asset backed securities and commercial mortgage backed securities.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class S Lipper Rankings — Income Funds Category as of 2/28/06
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	66	of	264	25
3-Year	81	of	161	50
5-Year	56	of	96	57

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

DWS Moderate Allocation Fund

Classes A, B and C

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-scudder.com for the Fund's most recent month-end performance.

The maximum sales charge for Class A shares is 5.75%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for front-end sales charges but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had.

To discourage short-term trading, shareholders redeeming shares held less than 15 days will have a lower total return due to the effect of the 2% short-term redemption fee.

Returns and rankings during all periods shown for Class A and B shares and for the 3-year, 5-year and Life of Fund periods for Class C shares reflect a fee waiver and/or expense reimbursement for DWS Moderate Allocation Fund. In addition, returns and rankings during all periods shown reflect a fee and/or expense reimbursement for some underlying funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Returns shown for Class A, B and C shares for the periods prior to their inception on December 29, 2000 are derived from the historical performance of Class S shares of the DWS Moderate Allocation Fund during such periods and have been adjusted to reflect the higher gross annual total operating expenses of each specific class. Any difference in expenses will affect performance.

Average Annual Total Returns (Unadjusted for Sales Charge) as of 2/28/06
DWS Moderate Allocation Fund	6-Month*	1-Year	3-Year	5-Year	Life of Fund*
Class A	4.50%	7.36%	12.50%	2.98%	4.75%
Class B	4.10%	6.50%	11.65%	2.21%	3.97%
Class C	4.12%	6.62%	11.70%	2.21%	3.97%
Russell 1000 Index+	6.20%	9.85%	18.15%	3.02%	7.85%
Russell 2000 Index++	10.24%	16.59%	28.05%	10.42%	9.53%
Lehman Brothers US Aggregate Bond Index+++	-.11%	2.74%	3.23%	5.42%	6.20%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* Total returns shown for periods less than one year are not annualized.

* The Fund commenced operations on November 15, 1996. Index returns begin November 30, 1996.

DWS Moderate Allocation Fund

Net Asset Value and Distribution Information
	Class A	Class B	Class C
Net Asset Value: 2/28/06	$ 11.87	$ 11.87	$ 11.87
8/31/05	$ 11.55	$ 11.54	$ 11.54
Distribution Information: Six Months: Income Dividends as of 2/28/06	$ .19	$ .14	$ .14
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS Moderate Allocation Fund — Class A [] Russell 1000 Index+ [] Russell 2000 Index++ [] Lehman Brothers US Aggregate Bond Index+++

Yearly periods ended February 28

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

Comparative Results (Adjusted for Maximum Sales Charge) as of 2/28/06
DWS Moderate Allocation Fund		1-Year	3-Year	5-Year	Life of Fund*
Class A	Growth of $10,000	$10,119	$13,418	$10,916	$14,501
	Average annual total return	1.19%	10.30%	1.77%	4.08%
Class B	Growth of $10,000	$10,350	$13,719	$11,054	$14,361
	Average annual total return	3.50%	11.12%	2.03%	3.97%
Class C	Growth of $10,000	$10,662	$13,935	$11,155	$14,362
	Average annual total return	6.62%	11.70%	2.21%	3.97%

The growth of $10,000 is cumulative.

* The Fund commenced operations on November 15, 1996. Index returns begin November 30, 1996.

DWS Moderate Allocation Fund

Comparative Results as of 2/28/06
DWS Moderate Allocation Fund		1-Year	3-Year	5-Year	Life of Fund*
Russell 1000 Index+	Growth of $10,000	$10,985	$16,492	$11,604	$20,117
	Average annual total return	9.85%	18.15%	3.02%	7.85%
Russell 2000 Index++	Growth of $10,000	$11,659	$20,995	$16,412	$23,216
	Average annual total return	16.59%	28.05%	10.42%	9.53%
Lehman Brothers US Aggregate Bond Index+++	Growth of $10,000	$10,274	$11,002	$13,019	$17,447
	Average annual total return	2.74%	3.23%	5.42%	6.20%

The growth of $10,000 is cumulative.

* The Fund commenced operations on November 15, 1996. Index returns begin November 30, 1996.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

++ The Russell 2000 Index is an unmanaged capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000 Index.

+++ The Lehman Brothers US Aggregate Bond (LBAB) Index is an unmanaged market value-weighted measure of treasury issues, corporate bond issues and mortgage securities.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class A Lipper Rankings — Balanced Funds Category as of 2/28/06
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	296	of	667	45
3-Year	196	of	481	41
5-Year	234	of	388	61

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable. Rankings are for Class A shares; other share classes may vary.

DWS Moderate Allocation Fund

Class AARP and Class S

Class AARP has been created especially for members of AARP. Class S shares are no longer available to new investors except under certain circumstances. (Please refer to the Fund's Statement of Additional Information.)

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-scudder.com for the Fund's most recent month-end performance.

To discourage short-term trading, shareholders redeeming shares held less than 15 days will have a lower total return due to the effect of the 2% short-term redemption fee.

Returns and rankings during all periods shown for Class S shares reflect a fee waiver and/or expense reimbursement. In addition, returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for some underlying funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Returns shown for Class AARP shares for the periods prior to its inception on October 2, 2000 are derived from the historical performance of Class S shares of the DWS Moderate Allocation Fund during such periods and have assumed the same expense structure during such periods. Any difference in expenses will affect performance.

Average Annual Total Returns as of 2/28/06
DWS Moderate Allocation Fund	6-Month*	1-Year	3-Year	5-Year	Life of Fund*
Class S	4.55%	7.64%	12.77%	3.21%	4.99%
Class AARP	4.60%	7.72%	12.81%	3.25%	5.01%
Russell 1000 Index+	6.20%	9.85%	18.51%	3.02%	7.85%
Russell 2000 Index++	10.24%	16.59%	28.05%	10.42%	9.53%
Lehman Brothers US Aggregate Bond Index+++	-.11%	2.74%	3.23%	5.42%	6.20%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* Total returns shown for periods less than one year are not annualized.

* The Fund commenced operations on November 15, 1996. Index returns begin November 30, 1996.

DWS Moderate Allocation Fund

Net Asset Value and Distribution Information
	Class AARP	Class S
Net Asset Value: 2/28/06	$ 11.86	$ 11.86
8/31/05	$ 11.54	$ 11.54
Distribution Information: Six Months: Income Dividends as of 2/28/06	$ .20	$ .20
Growth of an Assumed $10,000 Investment
[] DWS Moderate Allocation Fund — Class S [] Russell 1000 Index+ [] Russell 2000 Index++ [] Lehman Brothers US Aggregate Bond Index+++

Yearly periods ended February 28
Comparative Results as of 2/28/06
DWS Moderate Allocation Fund		1-Year	3-Year	5-Year	Life of Fund*
Class S	Growth of $10,000	$10,764	$14,343	$11,714	$15,724
	Average annual total return	7.64%	12.77%	3.21%	4.99%
Class AARP	Growth of $10,000	$10,772	$14,356	$11,735	$15,751
	Average annual total return	7.72%	12.81%	3.25%	5.01%

The growth of $10,000 is cumulative.

* The Fund commenced operations on November 15, 1996. Index returns begin November 30, 1996.

DWS Moderate Allocation Fund

Comparative Results as of 2/28/06
DWS Moderate Allocation Fund		1-Year	3-Year	5-Year	Life of Fund*
Russell 1000 Index+	Growth of $10,000	$10,985	$16,492	$11,604	$20,117
	Average annual total return	9.85%	18.15%	3.02%	7.85%
Russell 2000 Index++	Growth of $10,000	$11,659	$20,995	$16,412	$23,216
	Average annual total return	16.59%	28.05%	10.42%	9.53%
Lehman Brothers US Aggregate Bond Index+++	Growth of $10,000	$10,274	$11,002	$13,019	$17,447
	Average annual total return	2.74%	3.23%	5.42%	6.20%

The growth of $10,000 is cumulative.

* The Fund commenced operations on November 15, 1996. Index returns begin November 30, 1996.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

++ The Russell 2000 Index is an unmanaged capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000 Index.

+++ The Lehman Brothers US Aggregate Bond (LBAB) Index is an unmanaged market value-weighted measure of treasury issues, corporate bond issues and mortgage securities.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class S Lipper Rankings — Balanced Funds Category as of 2/28/06
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	261	of	667	40
3-Year	171	of	481	36
5-Year	220	of	388	57

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

DWS Growth Allocation Fund

Classes A, B and C

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-scudder.com for the Fund's most recent month-end performance.

The maximum sales charge for Class A shares is 5.75%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for front-end sales charges but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had.

To discourage short-term trading, shareholders redeeming shares held less than 15 days will have a lower total return due to the effect of the 2% short-term redemption fee.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for DWS Growth Allocation Fund as well as for some underlying funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Returns shown for Class A, B and C shares for the periods prior to their inception on December 29, 2000 are derived from the historical performance of Class S shares of the DWS Growth Allocation Fund during such periods and have been adjusted to reflect the higher gross annual total operating expenses of each specific class. Any difference in expenses will affect performance.

Average Annual Total Returns (Unadjusted for Sales Charge) as of 2/28/06
DWS Growth Allocation Fund	6-Month*	1-Year	3-Year	5-Year	Life of Fund*
Class A	5.72%	8.70%	16.08%	2.32%	5.84%
Class B	5.41%	8.00%	15.23%	1.55%	5.05%
Class C	5.41%	8.00%	15.22%	1.55%	5.05%
Russell 1000 Index+	6.20%	9.85%	18.15%	3.02%	7.85%
Russell 2000 Index++	10.24%	16.59%	28.05%	10.42%	9.53%
Lehman Brothers US Aggregate Bond Index+++	-.11%	2.74%	3.23%	5.42%	6.20%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* Total returns shown for periods less than one year are not annualized.

* The Fund commenced operations on November 15, 1996. Index returns begin November 30, 1996.

DWS Growth Allocation Fund

Net Asset Value and Distribution Information
	Class A	Class B	Class C
Net Asset Value: 2/28/06	$ 13.98	$ 13.90	$ 13.90
8/31/05	$ 13.49	$ 13.35	$ 13.35
Distribution Information: Six Months: Income Dividends as of 2/28/06	$ .27	$ .17	$ .17
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS Growth Allocation Fund — Class A [] Russell 1000 Index+ [] Russell 2000 Index++ [] Lehman Brothers US Aggregate Bond Index+++

Yearly periods ended February 28

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

Comparative Results (Adjusted for Maximum Sales Charge) as of 2/28/06
DWS Growth Allocation Fund		1-Year	3-Year	5-Year	Life of Fund*
Class A	Growth of $10,000	$10,245	$14,741	$10,571	$15,965
	Average annual total return	2.45%	13.81%	1.12%	5.16%
Class B	Growth of $10,000	$10,500	$15,099	$10,700	$15,809
	Average annual total return	5.00%	14.72%	1.36%	5.05%
Class C	Growth of $10,000	$10,800	$15,296	$10,798	$15,805
	Average annual total return	8.00%	15.22%	1.55%	5.05%

The growth of $10,000 is cumulative.

* The Fund commenced operations on November 15, 1996. Index returns begin November 30, 1996.

DWS Growth Allocation Fund

Comparative Results as of 2/28/06
DWS Growth Allocation Fund		1-Year	3-Year	5-Year	Life of Fund*
Russell 1000 Index+	Growth of $10,000	$10,985	$16,492	$11,604	$20,117
	Average annual total return	9.85%	18.15%	3.02%	7.85%
Russell 2000 Index++	Growth of $10,000	$11,659	$20,995	$16,412	$23,216
	Average annual total return	16.59%	28.05%	10.42%	9.53%
Lehman Brothers US Aggregate Bond Index+++	Growth of $10,000	$10,274	$11,002	$13,019	$17,447
	Average annual total return	2.74%	3.23%	5.42%	6.20%

The growth of $10,000 is cumulative.

* The Fund commenced operations on November 15, 1996. Index returns begin November 30, 1996.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

++ The Russell 2000 Index is an unmanaged capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000 Index.

+++ The Lehman Brothers US Aggregate Bond (LBAB) Index is an unmanaged market value-weighted measure of treasury issues, corporate bond issues and mortgage securities.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class A Lipper Rankings — Multi-Cap Core Funds Category as of 2/28/06
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	645	of	856	76
3-Year	422	of	604	70
5-Year	283	of	421	68

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable. Rankings are for Class A shares; other share classes may vary.

DWS Growth Allocation Fund

Class AARP and Class S

Class AARP has been created especially for members of AARP. Class S shares are no longer available to new investors except under certain circumstances. (Please refer to the Fund's Statement of Additional Information.)

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-scudder.com for the Fund's most recent month-end performance.

To discourage short-term trading, shareholders redeeming shares held less than 15 days will have a lower total return due to the effect of the 2% short-term redemption fee.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for DWS Growth Allocation Fund as well as for some underlying funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Returns shown for Class AARP shares for the periods prior to its inception on September 25, 2000 are derived from the historical performance of Class S shares of the DWS Growth Allocation Fund during such periods and have assumed the same expense structure during such periods. Any difference in expenses will affect performance.

Average Annual Total Returns as of 2/28/06
DWS Growth Allocation Fund	6-Month*	1-Year	3-Year	5-Year	Life of Fund*
Class S	5.91%	9.05%	16.37%	2.57%	6.09%
Class AARP	5.91%	8.97%	16.35%	2.55%	6.08%
Russell 1000 Index+	6.20%	9.85%	18.15%	3.02%	7.85%
Russell 2000 Index++	10.24%	16.59%	28.05%	10.42%	9.53%
Lehman Brothers US Aggregate Bond Index+++	-.11%	2.74%	3.23%	5.42%	6.20%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* Total returns shown for periods less than one year are not annualized.

* The Fund commenced operations on November 15, 1996. Index returns begin November 30, 1996.

DWS Growth Allocation Fund

Net Asset Value and Distribution Information
	Class AARP	Class S
Net Asset Value: 2/28/06	$ 13.99	$ 14.00
8/31/05	$ 13.51	$ 13.52
Distribution Information: Six Months: Income Dividends as of 2/28/06	$ .31	$ .31
Growth of an Assumed $10,000 Investment
[] DWS Growth Allocation Fund — Class S [] Russell 1000 Index+ [] Russell 2000 Index++ [] Lehman Brothers US Aggregate Bond Index+++

Yearly periods ended February 28
Comparative Results as of 2/28/06
DWS Growth Allocation Fund		1-Year	3-Year	5-Year	Life of Fund*
Class S	Growth of $10,000	$10,905	$15,760	$11,351	$17,322
	Average annual total return	9.05%	16.37%	2.57%	6.09%
Class AARP	Growth of $10,000	$10,897	$15,749	$11,343	$17,310
	Average annual total return	8.97%	16.35%	2.55%	6.08%

The growth of $10,000 is cumulative.

* The Fund commenced operations on November 15, 1996. Index returns begin November 30, 1996.

DWS Growth Allocation Fund

Comparative Results as of 2/28/06
DWS Growth Allocation Fund		1-Year	3-Year	5-Year	Life of Fund*
Russell 1000 Index+	Growth of $10,000	$10,985	$16,492	$11,604	$20,117
	Average annual total return	9.85%	18.15%	3.02%	7.85%
Russell 2000 Index++	Growth of $10,000	$11,659	$20,995	$16,412	$23,216
	Average annual total return	16.59%	28.05%	10.42%	9.53%
Lehman Brothers US Aggregate Bond Index+++	Growth of $10,000	$10,274	$11,002	$13,019	$17,447
	Average annual total return	2.74%	3.23%	5.42%	6.20%

The growth of $10,000 is cumulative.

* The Fund commenced operations on November 15, 1996. Index returns begin November 30, 1996.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

++ The Russell 2000 Index is an unmanaged capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000 Index.

+++ The Lehman Brothers US Aggregate Bond (LBAB) Index is an unmanaged market value-weighted measure of treasury issues, corporate bond issues and mortgage securities.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class S Lipper Rankings — Multi-Cap Core Funds Category as of 2/28/06
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	609	of	856	72
3-Year	410	of	604	68
5-Year	269	of	421	64

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

DWS Growth Plus Allocation Fund

Classes A, B and C

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-scudder.com for the Fund's most recent month-end performance.

The maximum sales charge for Class A shares is 5.75%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for front-end sales charges but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had.

To discourage short-term trading, shareholders redeeming shares held less than 15 days will have a lower total return due to the effect of the 2% short-term redemption fee.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for DWS Growth Plus Allocation Fund as well as for some underlying funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Average Annual Total Returns (Unadjusted for Sales Charge) as of 2/28/06
DWS Growth Plus Allocation Fund	6-Month*	1-Year	Life of Fund*
Class A	7.42%	10.59%	12.83%
Class B	7.00%	10.06%	12.08%
Class C	7.01%	9.76%	12.00%
Russell 1000 Index+	6.20%	9.85%	13.44%
Russell 2000 Index++	10.24%	16.59%	19.72%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* Total returns shown for periods less than one year are not annualized.

* The Fund commenced operations on November 1, 2004. Index returns begin October 31, 2004.

DWS Growth Plus Allocation Fund

Net Asset Value and Distribution Information
	Class A	Class B	Class C
Net Asset Value: 2/28/06	$ 11.28	$ 11.28	$ 11.27
8/31/05	$ 10.82	$ 10.78	$ 10.77
Distribution Information: Six Months: Income Dividends as of 2/28/06	$ .23	$ .15	$ .15
Capital Gains distributions as of 2/28/06	$ .10	$ .10	$ .10
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS Growth Plus Allocation Fund — Class A [] Russell 1000 Index+ [] Russell 2000 Index++

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

Comparative Results (Adjusted for Maximum Sales Charge) as of 2/28/06
DWS Growth Plus Allocation Fund		1-Year	Life of Fund*
Class A	Growth of $10,000	$10,423	$11,060
	Average annual total return	4.23%	7.90%
Class B	Growth of $10,000	$10,706	$11,331
	Average annual total return	7.06%	9.89%
Class C	Growth of $10,000	$10,976	$11,620
	Average annual total return	9.76%	12.00%

The growth of $10,000 is cumulative.

* The Fund commenced operations on November 1, 2004. Index returns begin October 31, 2004.

DWS Growth Plus Allocation Fund

Comparative Results as of 2/28/06
DWS Growth Plus Allocation Fund		1-Year	Life of Fund*
Russell 1000 Index+	Growth of $10,000	$10,985	$11,831
	Average annual total return	9.85%	13.44%
Russell 2000 Index++	Growth of $10,000	$11,659	$12,713
	Average annual total return	16.59%	19.72%

The growth of $10,000 is cumulative.

* The Fund commenced operations on November 1, 2004. Index returns begin October 31, 2004.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

++ The Russell 2000 Index is an unmanaged capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000 Index.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class A Lipper Rankings — Multi-Cap Core Funds Category as of 2/28/06
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	413	of	856	49

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable. Rankings are for Class A shares; other share classes may vary.

DWS Growth Plus Allocation Fund

Class S

Class S shares are no longer available to new investors except under certain circumstances (Please refer to the Fund's Statement of Additional Information.)

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-scudder.com for the Fund's most recent month-end performance.

To discourage short-term trading, shareholders redeeming shares held less than 15 days will have a lower total return due to the effect of the 2% short-term redemption fee.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for DWS Growth Plus Allocation Fund as well as for some underlying funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Average Annual Total Returns as of 2/28/06
DWS Growth Plus Allocation Fund	6-Month*	1-Year	Life of Fund*
Class S	7.50%	10.77%	13.08%
Russell 1000 Index+	6.20%	9.85%	13.44%
Russell 2000 Index++	10.24%	16.59%	19.72%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* Total returns shown for periods less than one year are not annualized.

* The Fund commenced operations on November 1, 2004. Index returns begin October 31, 2004.

DWS Growth Plus Allocation Fund

Net Asset Value and Distribution Information
Class S
Net Asset Value: 2/28/06	$ 11.28
8/31/05	$ 10.84
Distribution Information: Six Months: Income Dividends as of 2/28/06	$ .26
Capital Gains distributions as of 2/28/06	$ .10
Growth of an Assumed $10,000 Investment
[] DWS Growth Plus Allocation Fund — Class S [] Russell 1000 Index+ [] Russell 2000 Index++

Comparative Results as of 2/28/06
DWS Growth Plus Allocation Fund		1-Year	Life of Fund*
Class S	Growth of $10,000	$11,077	$11,769
	Average annual total return	10.77%	13.08%

The growth of $10,000 is cumulative.

* The Fund commenced operations on November 1, 2004. Index returns begin October 31, 2004.

DWS Growth Plus Allocation Fund

Comparative Results as of 2/28/06
DWS Growth Plus Allocation Fund		1-Year	Life of Fund*
Russell 1000 Index+	Growth of $10,000	$10,985	$11,831
	Average annual total return	9.85%	13.44%
Russell 2000 Index++	Growth of $10,000	$11,659	$12,713
	Average annual total return	16.59%	19.72%

The growth of $10,000 is cumulative.

* The Fund commenced operations on November 1, 2004. Index returns begin October 31, 2004.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

++ The Russell 2000 Index is an unmanaged capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000 Index.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class S Lipper Rankings — Multi-Cap Core Funds Category as of 2/28/06
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	385	of	856	45

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

Information About Each Fund's Expenses

As an investor, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expense of the Underlying DWS Funds in which the Fund invests. The Fund's estimated indirect expense from investing in the Underlying DWS Funds is based on its allocation of Underlying DWS Funds. In the most recent six-month period, Class A, B, C, AARP (excluding Class C and AARP for DWS Moderate Allocation Fund) and S shares limited these expenses; had they not done so, expenses would have been higher. In addition, certain of the Underlying DWS Funds limited expenses; had they not done so, expenses would have been higher. The tables are based on an investment of $1,000 made at the beginning of the six-month period ended February 28, 2006.

The tables illustrate your Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

DWS Conservative Allocation Fund

Direct Fund Expenses and Value of a $1,000 Investment for the six months ended February 28, 2006
Actual Fund Return	Class A	Class B	Class C	Class AARP	Class S
Beginning Account Value 9/1/05	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/06	$ 1,034.50	$ 1,031.40	$ 1,031.50	$ 1,036.70	$ 1,035.80
Expenses Paid per $1,000*	$ 2.77	$ 6.55	$ 6.55	$ 1.51	$ 1.51
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class AARP	Class S
Beginning Account Value 9/1/05	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/06	$ 1,022.07	$ 1,018.35	$ 1,018.35	$ 1,023.31	$ 1,023.31
Expenses Paid per $1,000*	$ 2.76	$ 6.51	$ 6.51	$ 1.51	$ 1.51
Direct Fund Expenses and Estimated Indirect Underlying DWS Fund Expenses and Value of a $1,000 Investment for the six months ended February 28, 2006
Actual Fund Return	Class A	Class B	Class C	Class AARP	Class S
Beginning Account Value 9/1/05	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/06	$ 1,034.50	$ 1,031.40	$ 1,031.50	$ 1,036.70	$ 1,035.80
Expenses Paid per $1,000*	$ 5.55	$ 9.32	$ 9.32	$ 4.29	$ 4.29
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class AARP	Class S
Beginning Account Value 9/1/05	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/06	$ 1,019.34	$ 1,015.62	$ 1,015.62	$ 1,020.58	$ 1,020.58
Expenses Paid per $1,000*	$ 5.51	$ 9.25	$ 9.25	$ 4.26	$ 4.26

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

** Expenses are equal to the Fund's annualized expense ratio for each class plus the estimated indirect expense from investing in underlying funds in which the Fund invests, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class C	Class AARP	Class S
Direct Fund Expense Ratio	.55%	1.30%	1.30%	.30%	.30%
Estimated Indirect Expenses of Underlying DWS Funds	.55%	.55%	.55%	.55%	.55%
Estimated Net Annual Fund and Underlying DWS Fund Expenses	1.10%	1.85%	1.85%	.85%	.85%

For more information, please refer to the Fund's prospectus.

DWS Moderate Allocation Fund

Direct Fund Expenses and Value of a $1,000 Investment for the six months ended February 28, 2006
Actual Fund Return	Class A	Class B	Class C	Class AARP	Class S
Beginning Account Value 9/1/05	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/06	$ 1,045.00	$ 1,041.00	$ 1,041.20	$ 1,046.00	$ 1,045.50
Expenses Paid per $1,000*	$ 2.79	$ 6.58	$ 6.48	$ 1.22	$ 1.52
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class AARP	Class S
Beginning Account Value 9/1/05	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/06	$ 1,022.07	$ 1,018.35	$ 1,018.45	$ 1,023.60	$ 1,023.31
Expenses Paid per $1,000*	$ 2.76	$ 6.51	$ 6.41	$ 1.20	$ 1.51
Direct Fund Expenses and Estimated Indirect Underlying DWS Fund Expenses and Value of a $1,000 Investment for the six months ended February 28, 2006
Actual Fund Return	Class A	Class B	Class C	Class AARP	Class S
Beginning Account Value 9/1/05	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/06	$ 1,045.00	$ 1,041.00	$ 1,041.20	$ 1,046.00	$ 1,045.50
Expenses Paid per $1,000*	$ 5.68	$ 9.46	$ 9.36	$ 4.11	$ 4.41
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class AARP	Class S
Beginning Account Value 9/1/05	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/06	$ 1,019.24	$ 1,015.52	$ 1,015.62	$ 1,020.78	$ 1,020.48
Expenses Paid per $1,000*	$ 5.61	$ 9.35	$ 9.25	$ 4.06	$ 4.36

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

** Expenses are equal to the Fund's annualized expense ratio for each class plus the estimated indirect expense from investing in underlying funds in which the Fund invests, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class C	Class AARP	Class S
Direct Fund Expense Ratio	.55%	1.30%	1.28%	.24%	.30%
Estimated Indirect Expenses of Underlying DWS Funds	.57%	.57%	.57%	.57%	.57%
Estimated Net Annual Fund and Underlying DWS Fund Expenses	1.12%	1.87%	1.85%	.81%	.87%

For more information, please refer to the Fund's prospectus.

DWS Growth Allocation Fund

Direct Fund Expenses and Value of a $1,000 Investment for the six months ended February 28, 2006
Actual Fund Return	Class A	Class B	Class C	Class AARP	Class S
Beginning Account Value 9/1/05	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/06	$ 1,057.20	$ 1,054.10	$ 1,054.10	$ 1,059.10	$ 1,059.10
Expenses Paid per $1,000*	$ 2.81	$ 6.62	$ 6.62	$ 1.53	$ 1.53
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class AARP	Class S
Beginning Account Value 9/1/05	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/06	$ 1,022.07	$ 1,018.35	$ 1,018.35	$ 1,023.31	$ 1,023.31
Expenses Paid per $1,000*	$ 2.76	$ 6.51	$ 6.51	$ 1.51	$ 1.51
Direct Fund Expenses and Estimated Indirect Underlying DWS Fund Expenses and Value of a $1,000 Investment for the six months ended February 28, 2006
Actual Fund Return	Class A	Class B	Class C	Class AARP	Class S
Beginning Account Value 9/1/05	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/06	$ 1,057.20	$ 1,054.10	$ 1,054.10	$ 1,059.10	$ 1,059.10
Expenses Paid per $1,000*	$ 5.71	$ 9.52	$ 9.52	$ 4.44	$ 4.44
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class AARP	Class S
Beginning Account Value 9/1/05	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/06	$ 1,019.24	$ 1,015.52	$ 1,015.52	$ 1,020.48	$ 1,020.48
Expenses Paid per $1,000*	$ 5.61	$ 9.35	$ 9.35	$ 4.36	$ 4.36

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

** Expenses are equal to the Fund's annualized expense ratio for each class plus the estimated indirect expense from investing in underlying funds in which the Fund invests, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class C	Class AARP	Class S
Direct Fund Expense Ratio	.55%	1.30%	1.30%	.30%	.30%
Estimated Indirect Expenses of Underlying DWS Funds	.57%	.57%	.57%	.57%	.57%
Estimated Net Annual Fund and Underlying DWS Fund Expenses	1.12%	1.87%	1.87%	.87%	.87%

For more information, please refer to the Fund's prospectus.

DWS Growth Plus Allocation Fund

Direct Fund Expenses and Value of a $1,000 Investment for the six months ended February 28, 2006
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/05	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/06	$ 1,074.20	$ 1,070.00	$ 1,070.10	$ 1,075.00
Expenses Paid per $1,000*	$ 2.83	$ 6.67	$ 6.67	$ 1.54
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/05	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/06	$ 1,022.07	$ 1,018.35	$ 1,018.35	$ 1,023.21
Expenses Paid per $1,000*	$ 2.76	$ 6.51	$ 6.51	$ 1.51
Direct Fund Expenses and Estimated Indirect Underlying DWS Fund Expenses and Value of a $1,000 Investment for the six months ended February 28, 2006
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/05	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/06	$ 1,074.20	$ 1,070.00	$ 1,070.10	$ 1,075.00
Expenses Paid per $1,000*	$ 5.76	$ 9.60	$ 9.60	$ 4.48
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/05	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/06	$ 1,019.24	$ 1,015.52	$ 1,015.52	$ 1,020.48
Expenses Paid per $1,000*	$ 5.61	$ 9.35	$ 9.35	$ 4.36

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

** Expenses are equal to the Fund's annualized expense ratio for each class plus the estimated indirect expense from investing in underlying funds in which the Fund invests, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class C	Class S
Direct Fund Expense Ratio	.55%	1.30%	1.30%	.30%
Estimated Indirect Expenses of Underlying DWS Funds	.57%	.57%	.57%	.57%
Estimated Net Annual Fund and Underlying DWS Fund Expenses	1.12%	1.87%	1.87%	.87%

For more information, please refer to the Fund's prospectus.

Portfolio Management Review

In the following interview, Co-Managers Inna Okounkova and Robert Wang discuss the economy, markets, portfolio management strategy and resulting performance of DWS Allocation Series during the six months ended February 28, 2006.

Q: How would you characterize the economic and market environment over the last six months?

A: Both the economy and the stock market demonstrated considerable resilience, despite natural disasters and continued tightening in monetary policy, either of which could have derailed the expansion.

Gross Domestic Product (GDP) has increased fairly steadily, although growth in the fourth quarter of 2005 was below expectations, in part because of disruptions related to the late summer hurricanes. Healthy corporate finances, strong productivity, and favorable relative prices for capital goods provide a positive backdrop for business investment. As consumer investment in housing begins to slow, strong business investment and rebuilding of inventories appear likely to take over from consumer spending as the main drivers of economic growth. Energy prices have receded from their post-hurricane spike, and the reconstruction and fiscal stimulus associated with the hurricanes should give the US economy an additional boost. Growth in foreign economies appears to be accelerating, especially in developing nations.

We share the consensus view confirmed in a February survey of economists conducted by The Wall Street Journal, which predicts GDP growth above 4% for the first quarter of 2006 and continued growth through 2006. However, we expect that growth will slow as the year progresses. Although monetary conditions do not seem restrictive, they have become tighter in recent months, as the Federal Reserve continues to raise short-term interest rates. Also, a cooling in the price appreciation of houses is likely to contribute to a moderation in overall economic activity.

Equity markets have strengthened, responding to declining energy prices, receding concerns about the near-term vitality of the economy, and increased hope that the Fed will soon end its tightening. Most international markets have performed better than the US, and emerging markets were particularly strong. In the US, small-cap stocks were stronger than large-cap issues, and growth-oriented stocks outperformed value stocks in both large-cap and small-cap categories.

The long series of interest rate hikes has spawned very little increase in real long-term interest rates, which remain below historical norms. We believe that as the economy demonstrates further resilience, the yield on 10-year Treasury notes will rise moderately. Bond returns are therefore likely to remain below equity returns.

Q: Will you describe the investment process for the DWS Allocation Funds?

A: Our strategy for managing the fund-of-funds portfolios and evaluating how they perform consists of three components: strategic asset allocation, tactical asset allocation and allocation to the underlying funds.

Asset Allocation is the process of dividing a portfolio among major asset categories such as bonds, stocks or cash. The purpose of asset allocation is to reduce risk by diversifying the portfolio. Of course, diversification does not eliminate risk.

To derive strategic asset allocation, we use a proprietary methodology that consists of the following steps.

First, we derive long-term equilibrium returns. We take into account long-term factors such as productivity rates and inflation expectations. Then we adjust the equilibrium returns to reflect medium-term factors that are likely to drive returns over the next couple of years. Factors used in these adjustments include mean reversion, slope of the yield curve and foreign exchange movements.1

1 Mean reversion is a strategy that involves purchasing an underperforming asset and holding the position until the asset rebounds; it is based on the mathematical premise that all returns will eventually move back toward the mean, or average, return. Thus, if an asset is underperforming, its return will be higher. A yield curve shows the relationship between yields and maturity dates for a set of similar bonds, usually Treasuries, at a given point in time. The currency exchange rate represents the rate at which one currency may be converted into another. It is also called rate of exchange or foreign exchange rate.

To estimate volatility and correlations we use historical returns, with higher weights assigned to the most recent trends. This approach differs from a more conventional approach, in which all historic returns are equally weighted.

Given risk/return forecasts, we define optimal portfolios over the whole risk spectrum. Finally, we select portfolios with the appropriate risk levels for each strategy.

Tactical asset allocation is the overweighting or underweighting of asset classes relative to the longer-term strategic allocations. It is guided by our Integrated Global Alpha Platform (iGAP).2 The iGAP platform collects investment ideas generated by investment teams located around the world. These teams use both fundamental analysis and quantitative models. Quantitative models use mathematical and statistical analysis to evaluate investments in a rigorous risk-controlled fashion.3

2 "Overweight" means the fund holds a higher weighting in a given sector or security than the benchmark. "Underweight" means the fund holds a lower weighting.

3 Fundamental analysis is the use of all available information about a possible investment, such as earnings growth, management capability, industry trends, a company's financial strength, and quantitative measures, to determine value.

Our iGAP platform processes these ideas through a specially designed investment and portfolio engineering infrastructure and then turns them into model portfolios that take into account volatility, return objectives and portfolio constraints. For example, suppose strategic allocation to international equities is 6%, and iGAP position for a certain month indicates an overweight in international equities by 1% relative to the strategic weight. The weight implemented for that month is 7% in international equities.

Based on the desired exposure to particular investments and a thorough risk analysis, we then decide which funds to use as underlying funds and in which proportions.

Q: How do you evaluate performance of the funds, and how did they perform over the last six months?

A: In order to maintain a broad perspective, we analyze performance in several different ways. For each fund, we develop a blended benchmark that is a composite of equity and bond indices in the proportions appropriate for that fund, and we compare each fund's return with its benchmark. We also compare performance of the funds to peer groups consisting of other funds that invest in similar categories, using analyses published by Lipper and Morningstar.

Three of the four funds, Conservative, Moderate and Growth Plus, outperformed the medians of their respective Lipper and Morningstar peer groups.4 The Growth fund underperformed its peer group, as we would expect during a period of rising stock prices, because some funds in the peer group are 100% equities, while the Growth fund always has a portion of assets invested in fixed income securities.

4 Lipper Inc. provides research and analysis covering more than 300,000 mutual funds, hedge funds, and other collective investments worldwide.

Morningstar, Inc. is a leading provider of independent investment research in the United States and major international markets.

Q: What were the major strategic and tactical decisions that drove fund performance?

A: Consistent with our policy of an annual review of strategic allocations, we implemented several strategic changes as of July 1, 2005. We established a slight value bias within both the large-cap and the small-cap equity categories. We also slightly increased the allocations to small-cap equities. We expanded the range of investment options by adding two new asset classes, commodities and Treasury Inflation Protected securities (TIPs). Allocations were made to TIPS in the Conservative and Moderate portfolios, and small commodity positions were added in the Conservative, Moderate and Growth portfolios. We made slight increases in the allocations to high-yield bonds in the Conservative, Moderate and Growth portfolios. Finally, we significantly increased the allocation to short-term investments in the DWS Conservative Allocation Fund; since short-term interest rates are rising, returns are more competitive with other asset classes. In February 2006, we added to four equity funds; three of these are industry-specific funds, representing technology, communications and health care, and the fourth is the DWS Dreman Concentrated Value Fund, a value-oriented fund that normally holds a portfolio of 20 to 25 stocks.

In all four funds, equity allocations were maintained above the midpoints of their ranges through most of the period, and this decision was positive for performance, as equity returns were above bond returns. The value bias detracted from performance in small-cap funds, as growth stocks outperformed value, while the allocation to small-cap equities contributed. Tactical asset allocations are adjusted monthly. In October, November, December and February, US equities were overweighted relative to foreign stocks; this decision added value only in the month of November. Underweights in US equities in September and January were also negative for performance.

In the fixed income portion of the portfolios, overweights in money market investments, with corresponding underweights in bonds, were positive for performance, as short-term interest rates continued to rise, providing attractive returns on money market investments. In September and October, we overweighted short-term bonds; then in November we underweighted short-term bonds and overweighted cash. All of these decisions contributed to performance.

Q: How did the underlying funds perform over the last six months?

A: The portfolios have the potential to invest in approximately 50 different funds, providing exposure to all categories of US equities, international equities, commodities and a variety of fixed-income securities. Performance of each fund is compared with returns of indices of securities in the appropriate asset classes. Since these indices represent broad asset classes in which the managers of DWS Allocation funds invest, they serve mainly as points of comparison for returns of asset classes within the portfolios (such as US equities or intermediate-term bonds), but they are not necessarily benchmarks against which the underlying funds are managed.

Over the last six months, returns of the equity funds were significantly higher than returns of the bond funds. Within the equity category, international and small-cap funds had higher returns than large-cap funds.

Six of the nine bond funds that we chose to invest in had positive returns for the period, and six of the funds also outperformed their benchmarks. DWS Inflation Protected Plus Fund achieved the best relative performance, with a return above its benchmark.

Although returns of all the large-cap equity funds were positive, only five of the 15 funds outperformed the benchmark, the Russell 1000 Index. The best performing large-cap funds on an absolute and a relative basis were DWS Mid Cap Growth Funds, DWS Communications Fund, and DWS RREEF Real Estate Securities Fund, each of which had a return above its benchmark.

The small-cap funds as a group had higher absolute returns than large-cap funds, but only two of five funds outperformed the benchmark, the Russell 2000 Index. The best performing fund was DWS Micro Cap fund.

Two of six DWS equity funds outperformed their benchmarks. The best absolute and relative performance was achieved by DWS Japan Equity Fund.

Q: Do you have other comments for shareholders?

A: We continue to believe that a rigorous approach to strategic and tactical asset allocation, combined with diligent risk management, offers investors the potential for superior risk-adjusted returns. We take a disciplined approach to adjusting allocations on a regular basis, while attempting to avoid excessive transaction costs. We believe that the investment processes we use, combining statistical analysis with in-depth research and long-term forecasting, have the potential to add significant value.

The DWS Allocation Series is structured to meet the needs of investors with time horizons ranging from three to 15 years or longer. With four funds in the series, this group of funds may be appropriate for a wide variety and range of investors. As time passes and investors' time horizons and objectives change, they can easily move among the funds. For many investors, disciplined asset allocation funds such as these offer the potential to take advantage of a wide range of investment opportunities with a moderate degree of risk.

As markets continue to evolve, we will review these strategic allocations regularly and alter the asset mix as we deem appropriate and in the best interest of investors in DWS Allocation Series.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Fund Highlights

DWS Conservative Allocation Fund

DWS Conservative Allocation Fund seeks current income and, as a secondary objective, long-term growth of capital. The portfolio's target allocation is 40% equity funds and 60% fixed-income funds. The managers have the flexibility to adjust this allocation within the following ranges: equity funds 25%-55%, fixed-income funds 45%-75%.

Performance

DWS Conservative Allocation Fund provided a total return of 3.45% (Class A shares) for the six-month period ended February 28, 2006. (Returns are unadjusted for sales charges. If sales charges had been included, returns would have been lower. Past performance is no guarantee of future results. Please see pages 4 through 9 for the performance of other share classes and for more complete performance information.) The fund outperformed the 2.90% average total return of its peers in the Lipper Income Funds category.5

5 Source: Lipper Inc. The Lipper Income Funds category comprises funds that normally seek a high level of current income through investing in income-producing stocks, bonds and money market instruments. It is not possible to invest directly into a Lipper category.

The DWS Conservative Allocation Fund has been re-classified by Morningstar from the Moderate Allocation category to the Conservative Allocation category. This new classification better matches the fund's strategy and allocation and will provide for a more effective comparison with other funds.

Fund Strategy

The portfolio's equity position was above the midpoint of its normal range of 25% to 55% throughout the six-month period. This tactical overweight of equities was positive for performance, since equities significantly outperformed bonds. Positions in international equities contributed to absolute performance, since international equities (as measured by the MSCI EAFE Index) outperformed US stocks.

In the fixed income portion of the portfolio, an overweight in money market investments, with corresponding underweights in bonds, was positive for performance, as short-term interest rates continued to rise, providing attractive returns on money market investments.

DWS Moderate Allocation Fund

DWS Moderate Allocation Fund seeks a balance of current income and growth of capital. The portfolio's target allocation is 60% equity funds and 40% fixed-income funds. The managers have the flexibility to adjust this allocation within the following ranges: equity funds 45%-75%, fixed-income funds 25%-55%.

Performance

DWS Moderate Allocation Fund provided a total return of 4.50% (Class A shares) for the six-month period ended February 28, 2006. (Returns are unadjusted for sales charges. If sales charges had been included, returns would have been lower. Past performance is no guarantee of future results. Please see pages 10 through 15 for the performance of other share classes and for more complete performance information.) The fund outperformed the 4.24% average total return of its peers in the Lipper Balanced Funds category.6

6 Source: Lipper Inc. The Lipper Balanced Funds category comprises funds whose primary objective is to conserve principal by maintaining at all times a balance of both stocks and bonds. Typically, the stock/bond ratio is approximately 60%/40%. It is not possible to invest directly into a Lipper category.

Fund Strategy

The portfolio's equity position was near the midpoint of its normal range of 45% to 75% throughout the six-month period; it was maintained above 60% for four of the six months. This was a positive decision, as equities performed significantly better than bonds. International equities were quite strong, and performance benefited from the international allocation, which was above the 6% strategic target in four of the six months.

In the fixed income portion of the portfolios, an overweight in money market investments, with a corresponding underweight in bonds, was positive for performance. In September and October, we overweighted short-term bonds; then in November we underweighted short-term bonds and overweighted cash. All of these decisions contributed to performance.

DWS Growth Allocation Fund

DWS Growth Allocation Fund seeks long-term growth of capital and, as a secondary objective, current income. The portfolio's target allocation is 75% equity funds and 25% fixed-income funds. The managers have the flexibility to adjust this allocation within the following ranges: equity funds 60%-90%, fixed-income funds 10%-40%.

Performance

DWS Growth Allocation Fund provided a total return of 5.72% (Class A shares) for the six-month period ended February 28, 2006. (Returns are unadjusted for sales charges. If sales charges had been included, returns would have been lower. Past performance is no guarantee of future results. Please see pages 16 through 21 for the performance of other share classes and for more complete performance information.) The fund underperformed the 6.73% average total return of its peers in the Lipper Multi-Cap Core Funds category.7

7 Source: Lipper Inc. The Lipper Multi-Cap Core Funds category comprises funds that, by portfolio practice, invest in a variety of market capitalization ranges, without concentrating 75% of their equity assets in any one market capitalization range over an extended period. Multi-cap funds will generally have 25% to 75% of their assets invested in companies with market capitalizations (on a 3-year weighted basis) above 300% of the dollar-weighted median market capitalization of the S&P MidCap 400 Index. Multi-Cap Core Funds have wide latitude in the companies in which they invest. These funds normally compare their average price-to-earnings ratios, price-to-book ratios and 3-year earnings growth figures with the US diversified multi-cap equity funds universe average. It is not possible to invest directly into a Lipper category.

Performance relative to the peer group was negatively affected by the fund's strategy of allocating assets to a combination of equities and fixed-income securities at a time when stocks significantly outperformed bonds. Many of the funds in the Lipper peer group are invested 100% in equities, while the portfolio's target allocation calls for investing 25% in bonds.

Fund Strategy

The performance of DWS Growth Allocation Fund benefited from the overall strength in the equity markets, since this portfolio's emphasis is on equities, with a target allocation 75% equities, within a range of 60% to 90%. The portfolio's equity position was above 75% of the total allocation for four of the six months. International equities were quite strong, and performance benefited from international exposure, which was at or above 9% for three of the six months.

In the fixed income portion of the portfolios, an overweight in money market investments, with a corresponding underweight in bonds, was positive for performance.

DWS Growth Plus Allocation Fund

DWS Growth Plus Allocation Fund seeks long-term growth of capital by investing primarily in equity mutual funds. While the target allocation is 100% equity funds, the managers may invest up to 30% of the portfolio in bond funds when bond market conditions suggest the potential for capital appreciation.

Performance

DWS Growth Plus Allocation Fund provided a total return of 7.42% (Class A shares) for the six-month period ended February 28, 2006. (Returns are unadjusted for sales charges. If sales charges had been included, returns would have been lower. Past performance is no guarantee of future results. Please see pages 22 through 27 for the performance of other share classes and for more complete performance information.) The fund outperformed the 6.73% average total return of its peers in the Lipper Multi-Cap Core Funds category.8

8 Source: Lipper Inc. The Lipper Multi-Cap Core Funds category comprises funds that, by portfolio practice, invest in a variety of market capitalization ranges, without concentrating 75% of their equity assets in any one market capitalization range over an extended period. Multi-cap funds will generally have 25% to 75% of their assets invested in companies with market capitalizations (on a 3-year weighted basis) above 300% of the dollar-weighted median market capitalization of the S&P MidCap 400 Index. Multi-Cap Core Funds have wide latitude in the companies in which they invest. These funds normally compare their average price-to-earnings ratios, price-to-book ratios and 3-year earnings growth figures with the US diversified multi-cap equity funds universe average. It is not possible to invest directly into a Lipper category.

The DWS Growth Plus Fund has been re-classified by Morningstar from the Mid Cap Growth Category to the Large Blend category. This new category better matches the fund's strategy and allocation, since 74% to 83% of the fund's assets are normally in large cap stocks, and the new classification will provide for a more effective comparison with other funds.

Fund Strategy

The target allocation for this portfolio is 100% equity funds, though fixed-income funds may represent up to 30% of the total. Equity exposure was maintained near 100% throughout the period and above 99% for five of the six months. Performance benefited from international exposure, particularly from a tactical overweight in January.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summaries

DWS Conservative Allocation Fund

Asset Allocation	2/28/06	8/31/05

Fixed Income — Money Market	21%	17%
Fixed Income — Bonds	34%	38%
Equity	45%	45%
	100%	100%
Asset Class Ranges	2/28/06	8/31/05

Fixed Income Funds	45-75%	45-75%
Equity Funds	25-55%	25-55%

Asset allocation is subject to change.

For more complete details about the Fund's investment portfolio, see page 49. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to www.dws-scudder.com on the 15th day of the following month. Please see the Account Management Resources section for contact information.

DWS Moderate Allocation Fund

Asset Allocation	2/28/06	8/31/05

Fixed Income — Money Market	9%	9%
Fixed Income — Bonds	29%	29%
Equity	62%	62%
	100%	100%
Asset Class Ranges	2/28/06	8/31/05

Fixed Income Funds	25-55%	25-55%
Equity Funds	45-75%	45-75%

Asset allocation is subject to change.

For more complete details about the Fund's investment portfolio, see page 51. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to www.dws-scudder.com on the 15th day of the following month. Please see the Account Management Resources section for contact information.

DWS Growth Allocation Fund

Asset Allocation	2/28/06	8/31/05

Fixed Income — Money Market	9%	10%
Fixed Income — Bonds	13%	13%
Equity	78%	77%
	100%	100%
Asset Class Ranges	2/28/06	8/31/05

Fixed Income Funds	10-40%	10-40%
Equity Funds	60-90%	60-90%

Asset allocation is subject to change.

For more complete details about the Fund's investment portfolio, see page 53. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to www.dws-scudder.com on the 15th day of the following month. Please see the Account Management Resources section for contact information.

DWS Growth Plus Allocation Fund

Asset Allocation	2/28/06	8/31/05

Fixed Income — Money Market	3%	2%
Equity	97%	98%
	100%	100%
Asset Class Ranges	2/28/06	8/31/05

Fixed Income Funds	0-30%	0-30%
Equity Funds	70-100%	70-100%

Asset allocation is subject to change.

For more complete details about the Fund's investment portfolio, see page 55. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to www.dws-scudder.com on the 15th day of the following month. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolios as of February 28, 2006 (Unaudited)

DWS Conservative Allocation Fund

	Shares	Value ($)

Equity Funds 46.5%
DWS Blue Chip Fund "Institutional"	347,308	7,390,706
DWS Capital Growth Fund "Institutional"	6,448	308,841
DWS Commodity Securities Fund "Institutional"	117,028	1,345,818
DWS Communications Fund "Institutional"	10,597	221,060
DWS Dreman Concentrated Value Fund "Institutional"	54,017	578,518
DWS Dreman High Return Equity Fund "I"	18,777	872,169
DWS Dreman Small Cap Value Fund "I"	2,209	82,539
DWS Equity 500 Index Fund "Institutional"	148,004	21,521,205
DWS Equity Partners Fund "Institutional"	72,498	2,077,059
DWS Europe Equity Fund "Institutional"	78,029	2,539,052
DWS Growth & Income Fund "Institutional"	250,521	5,571,588
DWS Health Care Fund "Institutional"	8,567	221,114
DWS International Equity Fund "Institutional"	10,955	145,147
DWS International Fund "Institutional"	13,849	740,637
DWS International Select Equity Fund "Premier"	163,382	2,058,614
DWS Japan Equity Fund "S"	55,554	985,522
DWS Large Cap Value Fund "Institutional"	209,525	4,714,312
DWS Large Company Growth Fund "Institutional"	183,791	4,743,643
DWS Micro Cap Fund "Institutional"	2,658	59,439
DWS RREEF Real Estate Securities Fund "Institutional"	51,657	1,163,306
DWS Small Cap Core Fund "S"	212,661	5,169,784
DWS Small Cap Growth Fund "Institutional"	22,917	579,583
DWS Small Cap Value Fund "S"	60,256	1,566,042
DWS Technology Fund "Institutional"	17,685	213,987
Total Equity Funds (Cost $56,268,601)		64,869,685

Fixed Income — Bond Funds 35.2%
DWS Core Fixed Income Fund "Institutional"	2,717,590	29,105,388
DWS Core Plus Income Fund "Institutional"	141	1,778
DWS GNMA Fund "S"	249,496	3,685,060
DWS High Income Fund "Institutional"	46,545	251,344
DWS High Income Plus Fund "Premier"	663,426	5,061,937
DWS Inflation Protected Plus Fund "Institutional"	805,170	7,930,926
DWS Short Duration Fund "Institutional"	295,268	2,917,248
DWS Short Term Bond Fund "S"	2,087	20,704
Total Fixed Income — Bond Funds (Cost $49,577,677)		48,974,385

Fixed Income — Money Market Funds 22.5%
Cash Management QP Trust, 4.51%	31,389,688	31,389,688
DWS Cash Investment Trust "S"	7,199	7,199
DWS Money Market Series "Institutional"	17,526	17,526
Total Fixed Income — Money Market Funds (Cost $31,414,413)		31,414,413
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $137,260,691)+	104.2	145,258,483
Other Assets and Liabilities, Net	(4.2)	(5,821,322)
Net Assets	100.0	139,437,161

+ The cost for federal income tax purposes was $137,910,624. At February 28, 2006, net unrealized appreciation for all securities based on tax cost was $7,347,859. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,185,860 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $838,001.

During the year ended February 28, 2006, purchases and sales of mutual funds (excluding money market investments) aggregated $54,124,635 and $82,835,986, respectively.

The accompanying notes are an integral part of the financial statements.

DWS Moderate Allocation Fund

	Shares	Value ($)

Equity Funds 62.2%
DWS Blue Chip Fund "Institutional"	1,203,491	25,610,296
DWS Capital Growth Fund "Institutional"	3,807	182,357
DWS Commodity Securities Fund "Institutional"	242,565	2,789,500
DWS Communications Fund "Institutional"	46,965	979,697
DWS Dreman Concentrated Value Fund "Institutional"	151,431	1,621,828
DWS Dreman High Return Equity Fund "I"	51,327	2,384,148
DWS Dreman Small Cap Value Fund "I"	2,317	86,568
DWS Emerging Markets Equity Fund "S"	84	2,006
DWS Enhanced S&P 500 Index Fund "S"	197,866	2,512,895
DWS Equity 500 Index Fund "Institutional"	419,056	60,934,999
DWS Equity Partners Fund "Institutional"	159,839	4,579,399
DWS Europe Equity Fund "Institutional"	189,877	6,178,606
DWS Growth & Income Fund "Institutional"	820,519	18,248,349
DWS Health Care Fund "Institutional"	37,967	979,936
DWS International Equity Fund "Institutional"	6,367	84,368
DWS International Fund "Institutional"	33,278	1,779,714
DWS International Select Equity Fund "Premier"	428,965	5,404,958
DWS Japan Equity Fund "S"	139,368	2,472,391
DWS Large Cap Value Fund "Institutional"	675,987	15,209,704
DWS Large Company Growth Fund "Institutional"	426,588	11,010,239
DWS Micro Cap Fund "Institutional"	1,366	30,547
DWS RREEF Real Estate Securities Fund "Institutional"	141,700	3,191,079
DWS Small Cap Core Fund "S"	626,789	15,237,247
DWS Small Cap Growth Fund "Institutional"	75,834	1,917,838
DWS Small Cap Value Fund "S"	176,290	4,581,765
DWS Technology Fund "Institutional"	78,376	948,352
Total Equity Funds (Cost $165,866,123)		188,958,786

Fixed Income — Bond Funds 29.2%
DWS Core Fixed Income Fund "Institutional"	6,321,302	67,701,147
DWS Core Plus Income Fund "Institutional"	1,041	13,169
DWS GNMA Fund "S"	1,031	15,234
DWS High Income Fund "Institutional"	121,948	658,520
DWS High Income Plus Fund "Premier"	934,745	7,132,101
DWS Inflation Protected Plus Fund "Institutional"	1,328,656	13,087,258
DWS Short Term Bond Fund "S"	1,217	12,072
Total Fixed Income — Bond Funds (Cost $89,947,716)		88,619,501

Fixed Income — Money Market Funds 8.5%
Cash Management QP Trust, 4.51%	25,729,510	25,729,510
DWS Cash Investment Trust "S"	10,507	10,507
DWS Money Market Series "Institutional"	20,175	20,175
Total Fixed Income — Money Market Funds (Cost $25,760,192)		25,760,192
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $281,574,031)+	99.9	303,338,479
Other Assets and Liabilities, Net	0.1	256,969
Net Assets	100.0	303,595,448

+ The cost for federal income tax purposes was $283,775,364. At February 28, 2006, net unrealized appreciation for all securities based on tax cost was $19,563,115. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $21,030,057 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,466,942.

During the six months ended February 28, 2006, purchases and sales of mutual funds (excluding money market investments) aggregated $79,107,531 and $120,484,731 respectively.

The accompanying notes are an integral part of the financial statements.

DWS Growth Allocation Fund

	Shares	Value ($)

Equity Funds 77.9%
DWS Blue Chip Fund "Institutional"	1,291,672	27,486,773
DWS Capital Growth Fund "Institutional"	2,433	116,529
DWS Commodity Securities Fund "Institutional"	241,181	2,773,580
DWS Communications Fund "Institutional"	43,834	914,383
DWS Dreman Concentrated Value Fund "Institutional"	181,902	1,948,172
DWS Dreman High Return Equity Fund "I"	64,578	2,999,663
DWS Dreman Small Cap Value Fund "I"	18,255	682,190
DWS Emerging Markets Equity Fund "S"	112,056	2,673,666
DWS Equity 500 Index Fund "Institutional"	531,108	77,228,444
DWS Equity Partners Fund "Institutional"	202,514	5,802,014
DWS Europe Equity Fund "Institutional"	264,513	8,607,250
DWS Global Thematic Fund "S"	376	12,468
DWS Growth & Income Fund "Institutional"	899,289	20,000,189
DWS Health Care Fund "Institutional"	35,436	914,607
DWS International Equity Fund "Institutional"	45,372	601,174
DWS International Fund "Institutional"	46,882	2,507,263
DWS International Select Equity Fund "Premier"	542,273	6,832,642
DWS Japan Equity Fund "S"	179,681	3,187,533
DWS Large Cap Value Fund "Institutional"	1,045,543	23,524,708
DWS Large Company Growth Fund "Institutional"	658,234	16,989,026
DWS Micro Cap Fund "Institutional"	13,911	311,057
DWS RREEF Real Estate Securities Fund "Institutional"	159,172	3,584,560
DWS Small Cap Core Fund "S"	687,146	16,704,525
DWS Small Cap Growth Fund "Institutional"	87,544	2,213,991
DWS Small Cap Value Fund "S"	192,487	5,002,726
DWS Technology Fund "Institutional"	73,151	885,130
Total Equity Funds (Cost $200,718,900)		234,504,263

Fixed Income — Bond Funds 13.0%
DWS Core Fixed Income Fund "Institutional"	3,266,591	34,985,193
DWS Core Plus Income Fund "Institutional"	1,713	21,669
DWS Emerging Markets Fixed Income Fund "S"	1,557	18,698
DWS GNMA Fund "S"	1,018	15,030
DWS High Income Fund "Institutional"	149,875	809,326
DWS High Income Plus Fund "Premier"	429,290	3,275,485
Total Fixed Income (Cost $39,556,670)		39,125,401

Fixed Income — Money Market Funds 9.1%
Cash Management QP Trust, 4.51%	27,479,294	27,479,294
DWS Cash Investment Trust "S"	7,841	7,841
DWS Money Market Series "Institutional"	23,150	23,150
Total Fixed Income — Money Market Funds (Cost $27,510,285)		27,510,285
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $267,785,855)+	100.0	301,139,949
Other Assets and Liabilities, Net	0.0	143,842
Net Assets	100.0	301,283,791

+ The cost for federal income tax purposes was $269,902,134. At February 28, 2006, net unrealized appreciation for all securities based on tax cost was $31,237,814. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $31,797,403 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $559,589.

During the six months ended February 28, 2006, purchases and sales of mutual funds (excluding money market investments) aggregated $79,510,240 and $100,844,466, respectively.

The accompanying notes are an integral part of the financial statements.

DWS Growth Plus Allocation Fund

	Shares	Value ($)

Equity Funds 96.0%
DWS Blue Chip Fund "Institutional"	66,879	1,423,189
DWS Communications Fund "Institutional"	7,720	161,044
DWS Dreman Concentrated Value Fund "Institutional"	18,031	193,107
DWS Dreman High Return Equity Fund "I"	6,471	300,570
DWS Dreman Small Cap Value Fund "I"	2,151	80,401
DWS Emerging Markets Equity Fund "S"	10,726	255,910
DWS Equity 500 Index Fund "Institutional"	53,540	7,785,203
DWS Equity Partners Fund "Institutional"	56,867	1,629,246
DWS Europe Equity Fund "Institutional"	15,324	498,632
DWS Growth & Income Fund "Institutional"	51,647	1,148,634
DWS Health Care Fund "Institutional"	14,286	368,723
DWS International Equity Fund "Institutional"	2,551	33,802
DWS International Fund "Institutional"	2,432	130,048
DWS International Select Equity Fund "Premier"	28,015	352,992
DWS Japan Equity Fund "S"	11,483	203,715
DWS Large Cap Value Fund "Institutional"	101,414	2,281,807
DWS Large Company Growth Fund "Institutional"	38,893	1,003,835
DWS Mid Cap Growth Fund "Institutional"	26,112	445,202
DWS RREEF Real Estate Securities Fund "Institutional"	12,489	281,249
DWS Small Cap Core Fund "S"	51,787	1,258,950
DWS Small Cap Growth Fund "Institutional"	12,052	304,800
DWS Small Cap Value Fund "S"	21,455	557,609
DWS Technology Fund "Institutional"	25,963	314,149
Total Equity Funds (Cost $20,168,112)		21,012,817

Fixed Income — Money Market Funds 3.5%
Cash Management QP Trust, 4.51%	744,268	744,268
DWS Cash Investment Trust "S"	7,112	7,112
DWS Money Market Series "Institutional"	6,043	6,043
Total Fixed Income — Money Market Funds (Cost $757,423)		757,423
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $20,925,535)+	99.5	21,770,240
Other Assets and Liabilities, Net	0.5	110,381
Net Assets	100.0	21,880,621

+ The cost for federal income tax purposes was $20,926,839. At February 28, 2006, net unrealized appreciation for all securities based on tax cost was $843,401. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $897,217 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $53,816.

During the six months ended February 28, 2006, purchases and sales of mutual funds (excluding money market investments) aggregated $14,518,018 and $9,244,544, respectively.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of February 28, 2006 (Unaudited)
Assets	DWS Conservative Allocation Fund	DWS Moderate Allocation Fund	DWS Growth Allocation Fund	DWS Growth Plus Allocation Fund
Investments in Underlying Affiliated Funds, at value (cost $137,260,691, $281,574,031, $267,785,855 and $20,925,535)	145,258,483	303,338,479	301,139,949	21,770,240
Dividends receivable	37,226	36,269	36,102	37
Interest receivable	105,850	89,518	97,341	640
Receivable for Fund shares sold	222,977	640,931	768,808	154,507
Due from Advisor	—	—	—	23,926
Other assets	40,112	56,470	54,656	35,055
Total assets	145,664,648	304,161,667	302,096,856	21,984,405
Liabilities
Payable for Fund shares redeemed	6,082,944	433,312	568,089	24,462
Other accrued expenses and payables	144,543	132,907	244,976	79,322
Total liabilities	6,227,487	566,219	813,065	103,784
Net assets, at value	$ 139,437,161	$ 303,595,448	$ 301,283,791	$ 21,880,621
Net Assets
Net assets consist of: Undistributed net investment income (accumulated distributions in excess of)	146,061	(106,628)	192,260	(210,365)
Net unrealized appreciation (depreciation) on investments	7,997,792	21,764,448	33,354,094	844,705
Accumulated net realized gain (loss)	(11,024,306)	(39,956,214)	(43,120,387)	805,481
Paid-in capital	142,317,614	321,893,842	310,857,824	20,440,800
Net assets, at value	$ 139,437,161	$ 303,595,448	$ 301,283,791	$ 21,880,621

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of February 28, 2006 (Unaudited) (continued)
Net Asset Value	DWS Conservative Allocation Fund	DWS Moderate Allocation Fund	DWS Growth Allocation Fund	DWS Growth Plus Allocation Fund
Class A Net assets applicable to shares outstanding	$ 36,923,242	$ 97,005,720	$ 80,661,197	$ 11,089,366
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	3,057,849	8,171,514	5,768,583	983,177
Net Asset Value and redemption price(a) per share	$ 12.07	$ 11.87	$ 13.98	$ 11.28
Maximum offering price per share (100 ÷ 94.25 of net asset value)	$ 12.80	$ 12.59	$ 14.83	$ 11.97
Class B Net assets applicable to shares outstanding	$ 8,057,939	$ 24,984,303	$ 28,877,235	$ 2,148,985
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	667,120	2,104,512	2,078,012	190,568
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge)(a) per share	$ 12.08	$ 11.87	$ 13.90	$ 11.28
Class C Net assets applicable to shares outstanding	$ 10,384,563	$ 31,180,230	$ 32,658,060	$ 5,973,341
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	860,268	2,627,057	2,349,850	530,241
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge)(a) per share	$ 12.07	$ 11.87	$ 13.90	$ 11.27

(a) Redemption price per share for shares held less than 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of February 28, 2006 (Unaudited) (continued)
Net Asset Value	DWS Conservative Allocation Fund	DWS Moderate Allocation Fund	DWS Growth Allocation Fund	DWS Growth Plus Allocation Fund
Class AARP Net assets applicable to shares outstanding	$ 52,416,651	$ 26,451,263	$ 65,731,257	—
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	4,342,034	2,229,530	4,697,032	—
Net Asset Value, offering and redemption price(a) per share	$ 12.07	$ 11.86	$ 13.99	—
Class S Net assets applicable to shares outstanding	$ 31,654,766	$ 123,973,932	$ 93,356,042	$ 2,668,929
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	2,621,445	10,451,596	6,669,119	236,582
Net Asset Value, offering and redemption price(a) per share	$ 12.08	$ 11.86	$ 14.00	$ 11.28

(a) Redemption price per share for shares held less than 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the six months ended February 28, 2006 (Unaudited)
Investment Income	DWS Conservative Allocation Fund	DWS Moderate Allocation Fund	DWS Growth Allocation Fund	DWS Growth Plus Allocation Fund
Income distributions from Underlying Affiliated Funds	$ 2,336,559	$ 4,547,405	$ 3,416,091	$ 161,663
Interest — Cash Management QP Trust	218,333	222,237	245,738	2,180
Total Income	2,554,892	4,769,642	3,661,829	163,843
Expenses: Distribution service fees	132,411	390,205	374,143	44,389
Services to shareholders	212,079	589,244	475,165	16,327
Custodian and accounting fees	23,607	32,947	30,937	48,039
Auditing	16,080	17,448	17,262	19,721
Legal	10,380	20,850	30,606	15,038
Trustees' fees and expenses	6,720	5,182	4,286	2,473
Reports to shareholders	14,340	9,876	20,275	13,023
Registration fees	30,970	23,118	27,986	10,168
Organization and offering expenses	—	—	—	3,168
Other	10,646	8,187	13,936	3,684
Total expenses before expense reductions	457,233	1,097,057	994,596	176,030
Expense reductions	(108,196)	(244,473)	(178,943)	(102,270)
Total expenses after expense reductions	349,037	852,584	815,653	73,760
Net investment income	2,205,855	3,917,058	2,846,176	90,083
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	1,250,758	6,037,456	4,875,257	369,137
Capital gain distributions from Underlying Affiliated Funds	1,729,065	5,252,207	5,887,928	489,262
	2,979,823	11,289,663	10,763,185	858,399
Net unrealized appreciation (depreciation) during the period on investments	(60,629)	(1,611,336)	3,010,604	356,985
Net gain (loss) on investment transactions	2,919,194	9,678,327	13,773,789	1,215,384
Net increase (decrease) in net assets resulting from operations	$ 5,125,049	$ 13,595,385	$ 16,619,965	$ 1,305,467

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — DWS Conservative Allocation Fund
Increase (Decrease) in Net Assets	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005
Operations: Net investment income	$ 2,205,855	$ 3,177,248
Net realized gain (loss) on investment transactions	2,979,823	3,932,704
Net unrealized appreciation (depreciation) during the period on investment transactions	(60,629)	3,623,371
Net increase (decrease) in net assets resulting from operations	5,125,049	10,733,323
Distributions to shareholders from: Net investment income: Class A	(519,461)	(825,477)
Class B	(82,886)	(160,074)
Class C	(96,873)	(133,113)
Class AARP	(794,384)	(1,561,111)
Class S	(566,190)	(1,144,721)
Fund share transactions: Proceeds from shares sold	23,925,191	64,106,535
Reinvestment of distributions	1,869,127	3,476,510
Cost of shares redeemed	(31,183,447)	(44,990,688)
Redemption fees	291	1,927
Net increase (decrease) in net assets from Fund share transactions	(5,388,838)	22,594,284
Increase (decrease) in net assets	(2,323,583)	29,503,111
Net assets at beginning of period	141,760,744	112,257,633
Net assets at end of period (including undistributed net investment income of $146,061 for February 28, 2006)	$ 139,437,161	$ 141,760,744
Statement of Changes in Net Assets — DWS Moderate Allocation Fund
Increase (Decrease) in Net Assets	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005
Operations: Net investment income	$ 3,917,058	$ 5,082,145
Net realized gain (loss) on investment transactions	11,289,663	8,274,749
Net unrealized appreciation (depreciation) during the period on investment transactions	(1,611,336)	13,410,705
Net increase (decrease) in net assets resulting from operations	13,595,385	26,767,599
Distributions to shareholders from: Net investment income: Class A	(1,898,854)	(1,790,933)
Class B	(290,892)	(279,525)
Class C	(346,523)	(252,380)
Class AARP	(461,114)	(432,536)
Class S	(2,141,614)	(3,067,101)
Fund share transactions: Proceeds from shares sold	46,603,979	155,894,018
Reinvestment of distributions	4,960,495	5,689,354
Cost of shares redeemed	(70,566,246)	(77,491,767)
Redemption fees	716	654
Net increase (decrease) in net assets from Fund share transactions	(19,001,056)	84,092,259
Increase (decrease) in net assets	(10,544,668)	105,037,383
Net assets at beginning of period	314,140,116	209,102,733
Net assets at end of period (including distributions in excess of net investment income and undistributed net investment income of $106,628 and $1,115,311, respectively)	$ 303,595,448	$ 314,140,116

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — DWS Growth Allocation Fund
Increase (Decrease) in Net Assets	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005
Operations: Net investment income	$ 2,846,176	$ 3,820,731
Net realized gain (loss) on investment transactions	10,763,185	10,204,343
Net unrealized appreciation (depreciation) during the period on investment transactions	3,010,604	15,330,480
Net increase (decrease) in net assets resulting from operations	16,619,965	29,355,554
Distributions to shareholders from: Net investment income: Class A	(1,602,249)	(809,545)
Class B	(343,720)	(145,219)
Class C	(375,515)	(112,613)
Class AARP	(1,488,921)	(1,147,902)
Class S	(2,073,395)	(1,566,729)
Fund share transactions: Proceeds from shares sold	36,367,174	113,506,340
Reinvestment of distributions	5,653,737	3,683,306
Cost of shares redeemed	(38,160,668)	(63,715,113)
Redemption fees	791	1,631
Net increase (decrease) in net assets from Fund share transactions	3,861,034	53,476,164
Increase (decrease) in net assets	14,597,199	79,049,710
Net assets at beginning of period	286,686,592	207,636,882
Net assets at end of period (including undistributed net investment income of $192,260 and $3,229,884, respectively)	$ 301,283,791	$ 286,686,592

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — DWS Growth Plus Allocation Fund
Increase (Decrease) in Net Assets	Six Months Ended February 28, 2006 (Unaudited)	For the Period November 1, 2004 (Commencement of Operations) to August 31, 2005
Operations: Net investment income	$ 90,083	$ 19,468
Net realized gain (loss) on investment transactions	858,399	130,029
Net unrealized appreciation (depreciation) during the period on investment transactions	356,985	487,720
Net increase (decrease) in net assets resulting from operations	1,305,467	637,217
Distributions to shareholders from: Net investment income: Class A	(190,415)	(22,561)
Class B	(26,120)	(2,796)
Class C	(75,832)	(1,126)
Class S	(56,940)	(674)
Net realized gains: Class A	(83,188)	—
Class B	(17,866)	—
Class C	(51,904)	—
Class S	(21,900)	—
Fund share transactions: Proceeds from shares sold	7,865,901	15,712,707
Reinvestment of distributions	482,400	27,015
Cost of shares redeemed	(2,334,336)	(1,268,740)
Redemption fees	201	111
Net increase (decrease) in net assets from Fund share transactions	6,014,166	14,471,093
Increase (decrease) in net assets	6,795,468	15,081,153
Net assets at beginning of period	15,085,153	4,000
Net assets at end of period (including distributions in excess of net investment income and undistributed net investment income of $210,365 and $48,859, respectively)	$ 21,880,621	$ 15,085,153

The accompanying notes are an integral part of the financial statements.

Financial Highlights

DWS Conservative Allocation Fund — Class A
Years Ended August 31,	2006[a]	2005	2004	2003	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 11.83	$ 11.17	$ 10.69	$ 10.30	$ 11.31	$ 11.93
Income (loss) from investment operations: Net investment income[c]	.18	.28	.29	.29	.36	.27
Net realized and unrealized gain (loss) on investment transactions	.22	.72	.52	.40	(.99)	(.69)
Total from investment operations	.40	1.00	.81	.69	(.63)	(.42)
Less distributions from: Net investment income	(.16)	(.34)	(.33)	(.30)	(.38)	(.20)
Redemption fees	.00***	.00***	—	—	—	—
Net asset value, end of period	$ 12.07	$ 11.83	$ 11.17	$ 10.69	$ 10.30	$ 11.31
Total Return (%)[d]	3.45e,f**	9.04[e,f]	7.61[e,f]	6.85[f]	(5.73)	(3.51)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	37	36	17	11	10	8
Ratio of expenses before expense reductions (%)	.73i*	.77[i]	.57[h]	.23[g]	.23[g]	.25g*
Ratio of expenses after expense reductions (%)	.55i,*	.55[i]	.39[h]	.23[g]	.23[g]	.25g*
Ratio of net investment income (%)	1.48j**	2.42	2.58	2.77	3.32	3.43*
Portfolio turnover rate (%)	82*	55	56	104	36	40

[a] For the six months ended February 28, 2006 (Unaudited).

[b] For the period from December 29, 2000 (commencement of sales of Class A shares) to August 31, 2001.

[c] Based on average shares outstanding during the period.

[d] Total return does not reflect the effect of any sales charge.

[e] Total return would have been lower had certain expenses not been reduced.

[f] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

[g] The Fund invests in other DWS funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Fund did bear its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.

[h] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.

[i] Does not include expenses of the Underlying DWS Fund in which the Fund invests.

[j] The ratio for the six months ended February 28, 2006 has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.

* Annualized ** Not annualized

*** Amount is less than $.005.

DWS Conservative Allocation Fund — Class B
Years Ended August 31,	2006[a]	2005	2004	2003	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 11.83	$ 11.17	$ 10.70	$ 10.31	$ 11.31	$ 11.93
Income (loss) from investment operations: Net investment income[c]	.13	.20	.20	.21	.28	.23
Net realized and unrealized gain (loss) on investment transactions	.24	.71	.51	.40	(.99)	(.69)
Total from investment operations	.37	.91	.71	.61	(.71)	(.46)
Less distributions from: Net investment income	(.12)	(.25)	(.24)	(.22)	(.29)	(.16)
Redemption fees	.00***	.00***	—	—	—	—
Net asset value, end of period	$ 12.08	$ 11.83	$ 11.17	$ 10.70	$ 10.31	$ 11.31
Total Return (%)[d]	3.14e,f**	8.24[e,f]	6.69[e,f]	6.04[f]	(6.36)	(3.87)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	8	8	6	4	2	2
Ratio of expenses before expense reductions (%)	1.53i*	1.60[i]	1.29[h]	.99[g]	.95[g]	1.00g*
Ratio of expenses after expense reductions (%)	1.30i*	1.30[i]	1.14[h]	.99[g]	.95[g]	1.00g*
Ratio of net investment income (%)	1.11j**	1.67	1.83	2.01	2.60	2.68*
Portfolio turnover rate (%)	82*	55	56	104	36	40

[a] For the six months ended February 28, 2006 (Unaudited).

[b] For the period from December 29, 2000 (commencement of sales of Class B shares) to August 31, 2001.

[c] Based on average shares outstanding during the period.

[d] Total return does not reflect the effect of any sales charge.

[e] Total return would have been lower had certain expenses not been reduced.

[f] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

[g] The Fund invests in other DWS funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Fund did bear its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.

[h] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.

[i] Does not include expenses of the Underlying DWS Fund in which the Fund invests.

[j] The ratio for the six months ended February 28, 2006 has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.

* Annualized ** Not annualized

*** Amount is less than $.005.

DWS Conservative Allocation Fund — Class C
Years Ended August 31,	2006[a]	2005	2004	2003	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 11.82	$ 11.16	$ 10.69	$ 10.30	$ 11.31	$ 11.93
Income (loss) from investment operations: Net investment income[c]	.13	.19	.20	.21	.27	.23
Net realized and unrealized gain (loss) on investment transactions	.24	.72	.51	.40	(.99)	(.69)
Total from investment operations	.37	.91	.71	.61	(.72)	(.46)
Less distributions from: Net investment income	(.12)	(.25)	(.24)	(.22)	(.29)	(.16)
Redemption fees	.00***	.00***	—	—	—	—
Net asset value, end of period	$ 12.07	$ 11.82	$ 11.16	$ 10.69	$ 10.30	$ 11.31
Total Return (%)[d]	3.15e,f**	8.27[e,f]	6.69[e,f]	6.04[f]	(6.45)	(3.87)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	10	9	4	2	1	1
Ratio of expenses before expense reductions (%)	1.38i*	1.39[i]	1.21[h]	.99[g]	.97[g]	1.00g*
Ratio of expenses after expense reductions (%)	1.30i*	1.30[i]	1.14[h]	.99[g]	.97[g]	1.00g*
Ratio of net investment income (%)	1.11j**	1.67	1.82	2.01	2.58	2.68*
Portfolio turnover rate (%)	82*	55	56	104	36	40

[a] For the six months ended February 28, 2006 (Unaudited).

[b] For the period from December 29, 2000 (commencement of sales of Class C shares) to August 31, 2001.

[c] Based on average shares outstanding during the period.

[d] Total return does not reflect the effect of any sales charge.

[e] Total return would have been lower had certain expenses not been reduced.

[f] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

[g] The Fund invests in other DWS funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Fund did bear its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.

[h] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.

[i] Does not include expenses of the Underlying DWS Fund in which the Fund invests.

[j] The ratio for the six months ended February 28, 2006 has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.

* Annualized ** Not annualized

*** Amount is less than $.005.

DWS Conservative Allocation Fund — Class AARP
Years Ended August 31,	2006[a]	2005	2004	2003	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 11.82	$ 11.17	$ 10.69	$ 10.30	$ 11.32	$ 12.16
Income (loss) from investment operations: Net investment income[c]	.19	.32	.32	.31	.39	.44
Net realized and unrealized gain (loss) on investment transactions	.24	.70	.51	.40	(1.01)	(.88)
Total from investment operations	.43	1.02	.83	.71	(.62)	(.44)
Less distributions from: Net investment income	(.18)	(.37)	(.35)	(.32)	(.40)	(.39)
Net realized gains on investment transactions	—	—	—	—	—	(.01)
Total distributions	(.18)	(.37)	(.35)	(.32)	(.40)	(.40)
Redemption fees	.00***	.00***	—	—	—	—
Net asset value, end of period	$ 12.07	$ 11.82	$ 11.17	$ 10.69	$ 10.30	$ 11.32
Total Return (%)	3.67d,e**	9.27[d,e]	7.86[d,e]	7.10[e]	(5.57)	(3.68)e**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	52	53	44	44	47	60
Ratio of expenses before expense reductions (%)	.32h*	.32[h]	.15[g]	—[f]	—[f]	—[f]
Ratio of expenses after expense reductions (%)	.30h*	.30[h]	.13[g]	—[f]	—[f]	—[f]
Ratio of net investment income (%)	1.61i**	2.67	2.83	3.00	3.55	3.95*
Portfolio turnover rate (%)	82*	55	56	104	36	40

[a] For the six months ended February 28, 2006 (Unaudited).

[b] For the period from September 25, 2000 (commencement of sales of Class AARP shares) to August 31, 2001.

[c] Based on average shares outstanding during the period.

[d] Total return would have been lower had certain expenses not been reduced.

[e] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

[f] The Fund invests in other DWS funds, and although this class did not incur any direct expenses for the period, the Fund did bear its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.

[g] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.

[h] Does not include expenses of the Underlying DWS Fund in which the Fund invests.

[i] The ratio for the six months ended February 28, 2006 has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.

* Annualized ** Not annualized

*** Amount is less than $.005.

DWS Conservative Allocation Fund — Class S
Years Ended August 31,	2006[a]	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 11.83	$ 11.17	$ 10.69	$ 10.30	$ 11.32	$ 12.47
Income (loss) from investment operations: Net investment income[b]	.19	.32	.32	.31	.39	.47
Net realized and unrealized gain (loss) on investment transactions	.24	.71	.51	.40	(1.01)	(1.03)
Total from investment operations	.43	1.03	.83	.71	(.62)	(.56)
Less distributions from: Net investment income	(.18)	(.37)	(.35)	(.32)	(.40)	(.58)
Net realized gains on investment transactions	—	—	—	—	—	(.01)
Total distributions	(.18)	(.37)	(.35)	(.32)	(.40)	(.59)
Redemption fees	.00***	.00***	—	—	—	—
Net asset value, end of period	$ 12.08	$ 11.83	$ 11.17	$ 10.69	$ 10.30	$ 11.32
Total Return (%)	3.58c,d**	9.33[c,d]	7.86[c,d]	7.10[d]	(5.57)	(4.60)[d]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	32	36	43	42	40	42
Ratio of expenses before expense reductions (%)	.58g*	.57[g]	.23[f]	—[e]	—[e]	—[e]
Ratio of expenses after expense reductions (%)	.30g*	.30[g]	.13[f]	—[e]	—[e]	—[e]
Ratio of net investment income (%)	1.61h**	2.67	2.84	3.00	3.55	3.98
Portfolio turnover rate (%)	82*	55	56	104	36	40

[a] For the six months ended February 28, 2006 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

[e] The Fund invests in other DWS funds, and although this class did not incur any direct expenses for the period, the Fund did bear its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.

[f] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.

[g] Does not include expenses of the Underlying DWS Fund in which the Fund invests.

[h] The ratio for the six months ended February 28, 2006 has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.

* Annualized ** Not annualized

*** Amount is less than $.005.

DWS Moderate Allocation Fund — Class A
Years Ended August 31,	2006[a]	2005	2004	2003	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 11.55	$ 10.63	$ 9.91	$ 9.38	$ 10.77	$ 12.04
Income (loss) from investment operations: Net investment income[c]	.15	.21	.22	.21	.24	.17
Net realized and unrealized gain (loss) on investment transactions	.36	.95	.70	.55	(1.39)	(1.31)
Total from investment operations	.51	1.16	.92	.76	(1.15)	(1.14)
Less distributions from: Net investment income	(.19)	(.24)	(.20)	(.23)	(.24)	(.13)
Redemption fees	.00***	.00***	—	—	—	—
Net asset value, end of period	$ 11.87	$ 11.55	$ 10.63	$ 9.91	$ 9.38	$ 10.77
Total Return (%)[d]	4.50e,f**	10.95[e,f]	9.34[e,f]	8.28[f]	(10.83)	(9.47)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	97	113.56		35	23	15
Ratio of expenses before expense reductions (%)	.74i*	.77[i]	.54[h]	.23[g]	.22[g]	.25g*
Ratio of expenses after expense reductions (%)	.55i*	.55[i]	.38[h]	.23[g]	.22[g]	.25g*
Ratio of net investment income (%)	1.24j**	1.84	2.12	2.30	2.31	2.26*
Portfolio turnover rate (%)	53*	35	37	101	57	58

[a] For the six months ended February 28, 2006 (Unaudited).

[b] For the period from December 29, 2000 (commencement of sales of Class A shares) to August 31, 2001.

[c] Based on average shares outstanding during the period.

[d] Total return does not reflect the effect of any sales charge.

[e] Total return would have been lower had certain expenses not been reduced.

[f] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

[g] The Fund invests in other DWS funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Fund did bear its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.

[h] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.

[i] Does not include expenses of the Underlying DWS Fund in which the Fund invests.

[j] The ratio for the six months ended February 28, 2006 has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.

* Annualized ** Not annualized

*** Amount is less than $.005.

DWS Moderate Allocation Fund — Class B
Years Ended August 31,	2006[a]	2005	2004	2003	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 11.54	$ 10.63	$ 9.91	$ 9.38	$ 10.76	$ 12.04
Income (loss) from investment operations: Net investment income[c]	.11	.12	.14	.14	.17	.13
Net realized and unrealized gain (loss) on investment transactions	.36	.95	.70	.55	(1.38)	(1.32)
Total from investment operations	.47	1.07	.84	.69	(1.21)	(1.19)
Less distributions from: Net investment income	(.14)	(.16)	(.12)	(.16)	(.17)	(.09)
Redemption fees	.00***	.00***	—	—	—	—
Net asset value, end of period	$ 11.87	$ 11.54	$ 10.63	$ 9.91	$ 9.38	$ 10.76
Total Return (%)[d]	4.10e,f**	10.17[e,f]	8.49[e,f]	7.46[f]	(11.42)	(9.89)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	25	23	13	9	8	8
Ratio of expenses before expense reductions (%)	1.32j*	1.35[j]	1.21[h]	1.00[g]	.90[g,i]	1.00g*
Ratio of expenses after expense reductions (%)	1.30j*	1.30[j]	1.12[h]	1.00[g]	.90[g,i]	1.00g*
Ratio of net investment income (%)	.87k**	.09	1.37	1.53	1.63	1.51*
Portfolio turnover rate (%)	53*	35	37	101	57	58

[a] For the six months ended February 28, 2006 (Unaudited).

[b] For the period from December 29, 2000 (commencement of sales of Class B shares) to August 31, 2001.

[c] Based on average shares outstanding during the period.

[d] Total return does not reflect the effect of any sales charge.

[e] Total return would have been lower had certain expenses not been reduced.

[f] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

[g] The Fund invests in other DWS funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Fund did bear its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.

[h] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.

[i] The ratio of operating expenses includes a one-time reduction in certain liabilities of the Farmers Income with Growth Portfolio, the Farmers Balanced Portfolio and the Farmers Growth with Income Portfolio. The ratio without this reduction was .93%.

[j] Does not include expenses of the Underlying DWS Fund in which the Fund invests.

[k] The ratio for the six months ended February 28, 2006 has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.

* Annualized ** Not annualized

*** Amount is less than $.005.

DWS Moderate Allocation Fund — Class C
Years Ended August 31,	2006[a]	2005	2004	2003	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 11.54	$ 10.62	$ 9.90	$ 9.37	$ 10.76	$ 12.04
Income (loss) from investment operations: Net investment income[c]	.11	.13	.14	.14	.16	.13
Net realized and unrealized gain (loss) on investment transactions	.36	.95	.70	.54	(1.38)	(1.32)
Total from investment operations	.47	1.08	.84	.68	(1.22)	(1.19)
Less distributions from: Net investment income	(.14)	(.16)	(.12)	(.15)	(.17)	(.09)
Redemption fees	.00***	.00***	—	—	—	—
Net asset value, end of period	$ 11.87	$ 11.54	$ 10.62	$ 9.90	$ 9.37	$ 10.76
Total Return (%)[d]	4.12f**	10.28[f]	8.50[e,f]	7.44[f]	(11.51)	(9.89)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	31	27	9	4	3	3
Ratio of expenses before expense reductions (%)	1.29i*	1.26[i]	1.18[h]	.99[g]	1.00[g]	1.00g*
Ratio of expenses after expense reductions (%)	1.28i*	1.26[i]	1.13[h]	.99[g]	1.00[g]	1.00g*
Ratio of net investment income (%)	.88j**	1.13	1.36	1.54	1.53	1.51*
Portfolio turnover rate (%)	53*	35	37	101	57	58

[a] For the six months ended February 28, 2006 (Unaudited).

[b] For the period from December 29, 2000 (commencement of sales of Class C shares) to August 31, 2001.

[c] Based on average shares outstanding during the period.

[d] Total return does not reflect the effect of any sales charge.

[e] Total return would have been lower had certain expenses not been reduced.

[f] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

[g] The Fund invests in other DWS funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Fund did bear its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.

[h] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.

[i] Does not include expenses of the Underlying DWS Fund in which the Fund invests.

[j] The ratio for the six months ended February 28, 2006 has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.

* Annualized ** Not annualized

*** Amount is less than $.005.

DWS Moderate Allocation Fund — Class AARP
Years Ended August 31,	2006[a]	2005	2004	2003	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 11.54	$ 10.62	$ 9.90	$ 9.37	$ 10.76	$ 13.80
Income (loss) from investment operations: Net investment income[c]	.17	.25	.25	.24	.26	.29
Net realized and unrealized gain (loss) on investment transactions	.35	.95	.70	.54	(1.38)	(1.84)
Total from investment operations	.52	1.20	.95	.78	(1.12)	(1.55)
Less distributions from: Net investment income	(.20)	(.28)	(.23)	(.25)	(.27)	(.31)
Net realized gains on investment transactions	—	—	—	—	—	(1.18)
Total distributions	(.20)	(.28)	(.23)	(.25)	(.27)	(1.49)
Redemption fees	.00***	.00***	—	—	—	—
Net asset value, end of period	$ 11.86	$ 11.54	$ 10.62	$ 9.90	$ 9.37	$ 10.76
Total Return (%)	4.60d**	11.39[d]	9.60[d]	8.54[d]	(10.62)	(12.19)d**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	26	25	8	4	3	4
Ratio of expenses (%)	.24g*	.21[g]	.14[f]	—[e]	—[e]	—[e]
Ratio of net investment income (%)	1.40h**	2.18	2.36	2.53	2.53	2.68*
Portfolio turnover rate (%)	53*	35	37	101	57	58

[a] For the six months ended February 28, 2006 (Unaudited).

[b] For the period from October 2, 2000 (commencement of sales of Class AARP shares) to August 31, 2001.

[c] Based on average shares outstanding during the period.

[d] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

[e] The Fund invests in other DWS funds, and although this class did not incur any direct expenses for the period, the Fund did bear its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.

[f] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.

[g] Does not include expenses of the Underlying DWS Fund in which the Fund invests.

[h] The ratio for the six months ended February 28, 2006 has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.

* Annualized ** Not annualized

*** Amount is less than $.005.

DWS Moderate Allocation Fund — Class S
Years Ended August 31,	2006[a]	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 11.54	$ 10.62	$ 9.90	$ 9.38	$ 10.76	$ 14.30
Income (loss) from investment operations: Net investment income[b]	.16	.24	.25	.24	.26	.33
Net realized and unrealized gain (loss) on investment transactions	.36	.95	.70	.53	(1.37)	(2.27)
Total from investment operations	.52	1.19	.95	.77	(1.11)	(1.94)
Less distributions from: Net investment income	(.20)	(.27)	(.23)	(.25)	(.27)	(.42)
Net realized gains on investment transactions	—	—	—	—	—	(1.18)
Total distributions	(.20)	(.27)	(.23)	(.25)	(.27)	(1.60)
Redemption fees	.00***	.00***	—	—	—	—
Net asset value, end of period	$ 11.86	$ 11.54	$ 10.62	$ 9.90	$ 9.38	$ 10.76
Total Return (%)	4.55c,d**	11.23[c,d]	9.70[c,d]	8.43[d]	(10.52)	(14.60)[d]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	124	126	124	145	175	238
Ratio of expenses before expense reductions (%)	.51g*	.36[g]	.23[f]	—[e]	—[e]	—[e]
Ratio of expenses after expense reductions (%)	.30g*	.30[g]	.12[f]	—[e]	—[e]	—[e]
Ratio of net investment income (%)	1.37h**	2.09	2.37	2.53	2.53	2.75
Portfolio turnover rate (%)	53*	35	37	101	57	58

[a] For the six months ended February 28, 2006 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

[e] The Fund invests in other DWS funds, and although this class did not incur any direct expenses for the period, the Fund did bear its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.

[f] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.

[g] Does not include expenses of the Underlying DWS Fund in which the Fund invests.

[h] The ratio for the six months ended February 28, 2006 has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.

* Annualized ** Not annualized

*** Amount is less than $.005.

DWS Growth Allocation Fund — Class A
Years Ended August 31,	2006[a]	2005	2004	2003	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 13.49	$ 12.14	$ 11.08	$ 10.21	$ 12.61	$ 14.55
Income (loss) from investment operations: Net investment income[c]	.13	.19	.17	.15	.12	.08
Net realized and unrealized gain (loss) on investment transactions	.63	1.35	1.07	.85	(2.15)	(2.02)
Total from investment operations	.76	1.54	1.24	1.00	(2.03)	(1.94)
Less distributions from: Net investment income	(.27)	(.19)	(.18)	(.13)	(.10)	—
Net realized gains on investment transactions	—	—	—	—	(.27)	—
Total distributions	(.27)	(.19)	(.18)	(.13)	(.37)	—
Redemption fees	.00***	.00***	—	—	—	—
Net asset value, end of period	$ 13.98	$ 13.49	$ 12.14	$ 11.08	$ 10.21	$ 12.61
Total Return (%)[d]	5.72e,f**	12.76[e,f]	11.19[e,f]	10.00[f]	(16.61)	(13.33)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	81	74	39	24	18	18
Ratio of expenses before expense reductions (%)	.67i*	.74[i]	.46[h]	.22[g]	.21[g]	.25g*
Ratio of expenses after expense reductions (%)	.55i*	.55[i]	.39[h]	.22[g]	.21[g]	.25g*
Ratio of net investment income (%)	.97j**	1.46	1.40	1.52	1.00	.81*
Portfolio turnover rate (%)	57*	31	43	93	44	29

[a] For the six months ended February 28, 2006 (Unaudited).

[b] For the period from December 29, 2000 (commencement of sales of Class A shares) to August 31, 2001.

[c] Based on average shares outstanding during the period.

[d] Total return does not reflect the effect of any sales charge.

[e] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

[f] Total return would have been lower had certain expenses not been reduced.

[g] The Fund invests in other DWS funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Fund did bear its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.

[h] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.

[i] Does not include expenses of the Underlying DWS Fund in which the Fund invests.

[j] The ratio for the six months ended February 28, 2006 has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.

* Annualized ** Not annualized

*** Amount is less than $.005.

DWS Growth Allocation Fund — Class B
Years Ended August 31,	2006[a]	2005	2004	2003	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 13.35	$ 12.02	$ 10.97	$ 10.11	$ 12.55	$ 14.55
Income (loss) from investment operations: Net investment income[c]	.08	.09	.08	.08	.03	.03
Net realized and unrealized gain (loss) on investment transactions	.64	1.33	1.06	.84	(2.12)	(2.03)
Total from investment operations	.72	1.42	1.14	.92	(2.09)	(2.00)
Less distributions from: Net investment income	(.17)	(.09)	(.09)	(.06)	(.08)	—
Net realized gains on investment transactions	—	—	—	—	(.27)	—
Total distributions	(.17)	(.09)	(.09)	(.06)	(.35)	—
Redemption fees	.00***	.00***	—	—	—	—
Net asset value, end of period	$ 13.90	$ 13.35	$ 12.02	$ 10.97	$ 10.11	$ 12.55
Total Return (%)[d]	5.41e,f**	11.86[e,f]	10.36[e,f]	9.17[f]	(17.19)	(13.75)*
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	29	26	14	11	8	9
Ratio of expenses before expense reductions (%)	1.38j*	1.46[j]	1.23[h]	.97[g]	.93[g,i]	1.00g*
Ratio of expenses after expense reductions (%)	1.30j*	1.30[j]	1.13[h]	.97[g]	.93[g,i]	1.00g*
Ratio of net investment income (%)	.60k**	.71	.66	.77	.28	.06*
Portfolio turnover rate (%)	57*	31	43	93	44	29

[a] For the six months ended February 28, 2006 (Unaudited).

[b] For the period from December 29, 2000 (commencement of sales of Class B shares) to August 31, 2001.

[c] Based on average shares outstanding during the period.

[d] Total return does not reflect the effect of any sales charge.

[e] Total return would have been lower had certain expenses not been reduced.

[f] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

[g] The Fund invests in other DWS funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Fund did bear its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.

[h] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.

[i] The ratio of operating expenses includes a one-time reduction in certain liabilities of the Farmers Growth Portfolio. The ratio without this reduction was .95%.

[j] Does not include expenses of the Underlying DWS Fund in which the Fund invests.

[k] The ratio for the six months ended February 28, 2006 has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.

* Annualized ** Not annualized

*** Amount is less than $.005.

DWS Growth Allocation Fund — Class C
Years Ended August 31,	2006[a]	2005	2004	2003	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 13.35	$ 12.02	$ 10.97	$ 10.11	$ 12.55	$ 14.55
Income (loss) from investment operations: Net investment income[c]	.08	.09	.08	.08	.03	.03
Net realized and unrealized gain (loss) on investment transactions	.64	1.33	1.05	.84	(2.12)	(2.03)
Total from investment operations	.72	1.42	1.13	.92	(2.09)	(2.00)
Less distributions from: Net investment income	(.17)	(.09)	(.08)	(.06)	(.08)	—
Net realized gains on investment transactions	—	—	—	—	(.27)	—
Total distributions	(.17)	(.09)	(.08)	(.06)	(.35)	—
Redemption fees	.00***	.00***	—	—	—	—
Net asset value, end of period	$ 13.90	$ 13.35	$ 12.02	$ 10.97	$ 10.11	$ 12.55
Total Return (%)[d]	5.41e,f**	11.86[e,f]	10.34[e,f]	9.17[f]	(17.19)	(13.75)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	33	28	9	4	3	3
Ratio of expenses before expense reductions (%)	1.32i*	1.39[i]	1.21[h]	.99[g]	.95[g]	1.00g*
Ratio of expenses after expense reductions (%)	1.30i*	1.30[i]	1.15[h]	.99[g]	.95[g]	1.00g*
Ratio of net investment income (%)	.60j**	.71	.65	.75	.26	.06*
Portfolio turnover rate (%)	57*	31	43	93	44	29

[a] For the six months ended February 28, 2006 (Unaudited).

[b] For the period from December 29, 2000 (commencement of sales of Class C shares) to August 31, 2001.

[c] Based on average shares outstanding during the period.

[d] Total return does not reflect the effect of any sales charge.

[e] Total return would have been lower had certain expenses not been reduced.

[f] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

[g] The Fund invests in other DWS funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Fund did bear its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.

[h] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.

[i] Does not include expenses of the Underlying DWS Fund in which the Fund invests.

[j] The ratio for the six months ended February 28, 2006 has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.

* Annualized ** Not annualized

*** Amount is less than $.005.

DWS Growth Allocation Fund — Class AARP
Years Ended August 31,	2006[a]	2005	2004	2003	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 13.51	$ 12.17	$ 11.10	$ 10.24	$ 12.62	$ 15.32
Income (loss) from investment operations: Net investment income[c]	.15	.22	.20	.18	.14	.19
Net realized and unrealized gain (loss) on investment transactions	.64	1.35	1.08	.84	(2.14)	(2.77)
Total from investment operations	.79	1.57	1.28	1.02	(2.00)	(2.58)
Less distributions from: Net investment income	(.31)	(.23)	(.21)	(.16)	(.11)	(.12)
Net realized gains on investment transactions	—	—	—	—	(.27)	—
Total distributions	(.31)	(.23)	(.21)	(.16)	(.38)	(.12)
Redemption fees	.00***	.00***	—	—	—	—
Net asset value, end of period	$ 13.99	$ 13.51	$ 12.17	$ 11.10	$ 10.24	$ 12.62
Total Return (%)	5.91d,e**	12.94[d,e]	11.50[d,e]	10.18[e]	(16.39)	(16.94)e**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	66	67	62	60	62	92
Ratio of expenses before expense reductions (%)	.40h*	.39[h]	.22[g]	—[f]	—[f]	—[f]
Ratio of expenses after expense reductions (%)	.30h*	.30[h]	.13[g]	—[f]	—[f]	—[f]
Ratio of net investment income (%)	1.09i**	1.71	1.67	1.74	1.21	1.44*
Portfolio turnover rate (%)	57*	31	43	93	44	29

[a] For the six months ended February 28, 2006 (Unaudited).

[b] For the period from September 25, 2000 (commencement of sales of Class AARP shares) to August 31, 2001.

[c] Based on average shares outstanding during the period.

[d] Total return would have been lower had certain expenses not been reduced.

[e] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

[f] The Fund invests in other DWS funds, and although this class did not incur any direct expenses for the period, the Fund did bear its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.

[g] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.

[h] Does not include expenses of the Underlying DWS Fund in which the Fund invests.

[i] The ratio for the six months ended February 28, 2006 has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.

* Annualized ** Not annualized

*** Amount is less than $.005.

DWS Growth Allocation Fund — Class S
Years Ended August 31,	2006[a]	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 13.52	$ 12.17	$ 11.10	$ 10.24	$ 12.62	$ 17.85
Income (loss) from investment operations: Net investment income[b]	.15	.22	.20	.18	.14	.20
Net realized and unrealized gain (loss) on investment transactions	.64	1.36	1.08	.84	(2.14)	(3.43)
Total from investment operations	.79	1.58	1.28	1.02	(2.00)	(3.23)
Less distributions from: Net investment income	(.31)	(.23)	(.21)	(.16)	(.11)	(.36)
Net realized gains on investment transactions	—	—	—	—	(.27)	(1.64)
Total distributions	(.31)	(.23)	(.21)	(.16)	(.38)	(2.00)
Redemption fees	.00***	.00***	—	—	—	—
Net asset value, end of period	$ 14.00	$ 13.52	$ 12.17	$ 11.10	$ 10.24	$ 12.62
Total Return (%)	5.91c,d**	13.02[c,d]	11.50[c,d]	10.18[d]	(16.39)	(19.95)[d]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	93	92	84	87	92	115
Ratio of expenses before expense reductions (%)	.48g*	.48[g]	.25[f]	—[e]	—[e]	—[e]
Ratio of expenses after expense reductions (%)	.30g*	.30[g]	.12[f]	—[e]	—[e]	—[e]
Ratio of net investment income (%)	1.09h**	1.71	1.67	1.74	1.21	1.41
Portfolio turnover rate (%)	57*	31	43	93	44	29

[a] For the six months ended February 28, 2006 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

[e] The Fund invests in other DWS funds, and although this class did not incur any direct expenses for the period, the Fund did bear its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.

[f] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.

[g] Does not include expenses of the Underlying DWS Fund in which the Fund invests.

[h] The ratio for the six months ended February 28, 2006 has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.

* Annualized ** Not annualized

*** Amount is less than $.005.

DWS Growth Plus Allocation Fund — Class A
	2006[a]	2005[b]
Selected Per Share Data
Net asset value, beginning of period	$ 10.82	$ 10.00
Income (loss) from investment operations: Net investment income[c]	.07	.04
Net realized and unrealized gain (loss) on investment transactions	.72	.88
Total from investment operations	.79	.92
Less distributions from: Net investment income	(.23)	(.10)
Net realized gains on investment transactions	(.10)	—
Total distributions	(.33)	(.10)
Redemption fees	.00***	.00***
Net asset value, end of period	$ 11.28	$ 10.82
Total Return (%)[d,e,f]	7.42**	9.24**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	11	7
Ratio of expenses before expense reductions (%)	1.65g*	3.41g*
Ratio of expenses after expense reductions (%)	.55g*	.55g*
Ratio of net investment income (%)	.62h**	.46*
Portfolio turnover rate (%)	107*	28*

[a] For the six months ended February 28, 2006 (Unaudited).

[b] For the period from November 1, 2004 (commencement of sales of Class A shares) to August 31, 2005.

[c] Based on average shares outstanding during the period.

[d] Total return does not reflect the effect of any sales charge.

[e] Total return would have been lower had certain expenses not been reduced.

[f] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

[g] Does not include expenses of the Underlying DWS Fund in which the Fund invests.

[h] The ratio for the six months ended February 28, 2006 has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.

* Annualized ** Not annualized

*** Amount is less than $.005.

DWS Growth Plus Allocation Fund — Class B
	2006[a]	2005[b]
Selected Per Share Data
Net asset value, beginning of period	$ 10.78	$ 10.00
Income (loss) from investment operations: Net investment income[c]	.03	(.02)
Net realized and unrealized gain (loss) on investment transactions	.72	.89
Total from investment operations	.75	.87
Less distributions from: Net investment income	(.15)	(.09)
Net realized gains on investment transactions	(.10)	—
Total distributions	(.25)	(.09)
Redemption fees	.00***	.00***
Net asset value, end of period	$ 11.28	$ 10.78
Total Return (%)[d,e,f]	7.00**	8.70**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	2
Ratio of expenses before expense reductions (%)	2.41g*	4.22g*
Ratio of expenses after expense reductions (%)	1.30g*	1.30g*
Ratio of net investment income (%)	.25h**	(.29)*
Portfolio turnover rate (%)	107*	28*

[a] For the six months ended February 28, 2006 (Unaudited).

[b] For the period from November 1, 2004 (commencement of sales of Class B shares) to August 31, 2005.

[c] Based on average shares outstanding during the period.

[d] Total return does not reflect the effect of any sales charge.

[e] Total return would have been lower had certain expenses not been reduced.

[f] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

[g] Does not include expenses of the Underlying DWS Fund in which the Fund invests.

[h] The ratio for the six months ended February 28, 2006 has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.

* Annualized ** Not annualized

*** Amount is less than $.005.

DWS Growth Plus Allocation Fund — Class C
	2006[a]	2005[b]
Selected Per Share Data
Net asset value, beginning of period	$ 10.77	$ 10.00
Income (loss) from investment operations: Net investment income[c]	.03	(.02)
Net realized and unrealized gain (loss) on investment transactions	.72	.88
Total from investment operations	.75	.86
Less distributions from: Net investment income	(.15)	(.09)
Net realized gains on investment transactions	(.10)	—
Total distributions	(.25)	(.09)
Redemption fees	.00***	.00***
Net asset value, end of period	$ 11.27	$ 10.77
Total Return (%)[d,e,f]	7.01**	8.60**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6	4
Ratio of expenses before expense reductions (%)	2.44g*	4.12g*
Ratio of expenses after expense reductions (%)	1.30g*	1.30g*
Ratio of net investment income (%)	.25h**	(.29)*
Portfolio turnover rate (%)	107*	28*

[a] For the six months ended February 28, 2006 (Unaudited).

[b] For the period from November 1, 2004 (commencement of sales of Class C shares) to August 31, 2005.

[c] Based on average shares outstanding during the period.

[d] Total return does not reflect the effect of any sales charge.

[e] Total return would have been lower had certain expenses not been reduced.

[f] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

[g] Does not include expenses of the Underlying DWS Fund in which the Fund invests.

[h] The ratio for the six months ended February 28, 2006 has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.

* Annualized ** Not annualized

*** Amount is less than $.005.

DWS Growth Plus Allocation Fund — Class S
Years Ended August 31,	2006[a]	2005[b]
Selected Per Share Data
Net asset value, beginning of period	$ 10.84	$ 10.00
Income (loss) from investment operations: Net investment income[c]	.08	.06
Net realized and unrealized gain (loss) on investment transactions	.72	.89
Total from investment operations	.80	.95
Less distributions from: Net investment income	(.26)	(.11)
Net realized gains on investment transactions	(.10)	—
Total distributions	(.36)	(.11)
Redemption fees	.00***	.00***
Net asset value, end of period	$ 11.28	$ 10.84
Total Return (%)[d,e]	7.50**	9.49**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3	2
Ratio of expenses before expense reductions (%)	1.45f*	3.22f*
Ratio of expenses after expense reductions (%)	.30f*	.30f*
Ratio of net investment income (%)	.74g**	.71*
Portfolio turnover rate (%)	107*	28*

[a] For the six months ended February 28, 2006 (Unaudited).

[b] For the period from November 1, 2004 (commencement of sales of Class S shares) to August 31, 2005.

[c] Based on average shares outstanding during the period.

[d] Total return would have been lower had certain expenses not been reduced.

[e] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

[f] Does not include expenses of the Underlying DWS Fund in which the Fund invests.

[g] The ratio for the six months ended February 28, 2006 has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.

* Annualized ** Not annualized

*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

DWS Conservative Allocation Fund, DWS Moderate Allocation Fund, DWS Growth Allocation Fund and DWS Growth Plus Allocation Fund (formerly Pathway Conservative Portfolio, Pathway Moderate Portfolio, Pathway Growth Portfolio and Pathway Growth Plus Portfolio, respectively) (the "Funds") are each a diversified series of DWS Allocation Series (formerly Scudder Pathway Series) (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in existing DWS funds (the "Underlying DWS Funds"). Each Underlying DWS Fund's accounting policies and investment holdings are outlined in the Underlying DWS Fund's financial statements and are available upon request.

Each Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Shares of Class AARP were designed for members of AARP (see Note B, under the caption Other Related Parties). Class AARP and S shares are not subject to initial or contingent deferred sales charges. Class S shares are no longer available to new investors except under certain circumstances. (Please refer to the Funds' Statement of Additional Information.)

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of each Fund have equal rights with respect to voting subject to class-specific arrangements.

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by each Fund in the preparation of its financial statements.

Security Valuation. Investments in the Underlying DWS Funds are valued at the net asset value per share of each class of the Underlying DWS Fund as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Cash Management QP Trust are valued at their net asset value each business day.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Each Fund is treated as a single corporate taxpayer. Accordingly, the Funds paid no federal income taxes and no federal income tax provisions were required.

At August 31, 2005, DWS Conservative Allocation Fund had a net tax basis capital loss carryforward of approximately $13,218,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2010 ($1,080,000), August 31, 2011 ($2,914,000) and August 31, 2012 ($9,224,000), the respective expiration dates, whichever occurs first.

At August 31, 2005, DWS Moderate Allocation Fund had a net tax basis capital loss carryforward of approximately $48,617,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2010 ($11,966,000), August 31, 2011 ($14,881,000) and August 31, 2012 ($21,770,000), the respective expiration dates, whichever occurs first.

At August 31, 2005, DWS Growth Allocation Fund had a net tax basis capital loss carryforward of approximately $51,301,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2011 ($14,400,000) and August 31, 2012 ($36,901,000), the respective expiration dates, whichever occurs first.

Distribution of Income and Gains. Net investment income from DWS Conservative Allocation Fund and DWS Moderate Allocation Fund, if any, is declared and distributed to shareholders quarterly. Net investment income from DWS Growth Allocation Fund and DWS Growth Plus Allocation Fund, if any, is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to each Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. An additional distribution may be made to the extent necessary to avoid payment of a four percent federal excise tax.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of a Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Offering Costs. Offering costs for DWS Growth Plus Allocation Fund were paid in connection with the offering of shares and were amortized over one year.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Redemption Fees. Each Fund imposes a redemption fee of 2% of the total redemption amount on the Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange. This fee is assessed and retained by the Funds for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from the Underlying DWS Funds are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of each Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The Advisor has agreed not to be paid a management fee for performing its services for the Funds. However, the Advisor will receive management fees from managing the Underlying DWS Funds in which each Fund invests.

The Funds do not invest in the Underlying DWS Funds for the purpose of exercising management or control; however, investments within the set limits may represent a significant portion of an Underlying DWS Fund's net assets. At February 28, 2006, DWS Conservative Allocation Fund held the following Underlying DWS Fund's outstanding shares: approximately 29% of DWS Inflation Protected Plus Fund. At February 28, 2006, DWS Growth Allocation Fund held the following Underlying DWS Fund's outstanding shares: approximately 5% of DWS Large Cap Company Growth Fund and 9% of DWS Small Cap Core Fund. At February 28, 2006, DWS Moderate Allocation Fund held the following Underlying DWS Funds' outstanding shares: approximately 48% of DWS Inflation Protected Plus Fund, 5% of DWS Core Fixed Income Fund and 8% of DWS Small Cap Core Fund. At February 28, 2006, DWS Growth Plus Allocation Fund did not hold more than 5% of any of the Underlying DWS Funds' outstanding shares.

Effective April 1, 2004 through December 31, 2006, the Advisor has contractually agreed to waive fees and reimburse expenses to maintain each Fund's operating expenses at 0.55%, 1.30%, 1.30%, 0.30% and 0.30% of the average daily net assets for Class A, B, C, AARP and S, respectively. DWS Growth Plus Allocation Fund does not offer Class AARP shares. Each Fund will continue to indirectly bear its proportionate share of fees and expenses incurred by the Underlying DWS Funds in which it is invested.

For the six months ended February 28, 2006, the Advisor has agreed to reimburse DWS Growth Plus Allocation Fund an additional $46,067 for expenses.

Accounting Fees. DWS Scudder Fund Accounting Corporation ("DWS-SFAC"), an affiliate of the Advisor, is responsible for computing the daily net asset value per share and maintaining the portfolio and general accounting records of the Funds. DWS-SFAC has retained State Street Bank and Trust Company to provide certain administrative, fund accounting and record-keeping services to the Funds. For the six months ended February 28, 2006, the amount charged to the Funds by DWS-SFAC for accounting services aggregated $23,677, $28,768, $26,806 and $44,470, respectively, for DWS Conservative Allocation Fund, DWS Moderate Allocation Fund, DWS Growth Allocation Fund and DWS Growth Plus Allocation Fund, of which $12,755, $5,662, $5,303 and $0, respectively, for DWS Conservative Allocation Fund, DWS Moderate Allocation Fund, DWS Growth Allocation Fund and DWS Growth Plus Allocation Fund are unpaid at February 28, 2006. In addition, the Advisor waived accounting fees of $44,470 for DWS Growth Plus Allocation Fund.

Service Provider Fees. DWS Scudder Investments Service Company ("DWS-SISC"), an affiliate of the Advisor, is the transfer agent, shareholder service agent and dividend-paying agent for Class A, B and C shares of the Funds. DWS Scudder Service Corporation ("DWS-SSC"), a subsidiary of the Advisor, is the transfer agent, shareholder service agent and dividend-paying agent for Class AARP and S shares of the Funds. Pursuant to a sub-transfer agency agreement among DWS-SISC, DWS-SSC and DST Systems, Inc. ("DST"), DWS-SISC and DWS-SSC have delegated certain transfer agent and dividend-paying agent functions to DST. DWS-SISC and DWS-SSC compensate DST out of the shareholder servicing fee they receive from the Funds. For the six months ended February 28, 2006, the amounts charged to the Funds by DWS-SISC and DWS-SSC were as follows:

Services to Shareholders	Total Aggregated	Waived	Unpaid at February 28, 2006
DWS Conservative Allocation Fund
Class A	$ 58,040	$ 34,066	$ 10,070
Class B	13,685	9,604	4,766
Class C	7,655	3,665	3,777
Class AARP	37,467	5,988	51,585
Class S	73,970	51,992	—
	$ 190,817	$ 105,315	$ 70,198
DWS Moderate Allocation Fund
Class A	$ 222,451	$ 104,704	$ —
Class B	25,082	2,423	9,785
Class C	24,295	—	9,442
Class AARP	19,496	—	7,526
Class S	257,980	131,732	—
	$ 549,304	$ 238,859	$ 26,753
DWS Growth Allocation Fund
Class A	$ 110,894	$ 45,325	$ 8,480
Class B	31,571	10,565	10,622
Class C	24,749	2,405	9,429
Class AARP	88,723	33,520	26,895
Class S	157,320	82,791	36,221
	$ 413,257	$ 174,606	$ 91,647
DWS Growth Plus Allocation Fund
Class A	$ 5,497	$ 4,941	$ 556
Class B	1,665	1,075	590
Class C	4,030	3,850	180
Class S	1,868	1,868	—
	$ 13,060	$ 11,734	$ 1,326

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Scudder Distributors, Inc. ("DWS-SDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class B and C shares. Pursuant to the agreement, DWS-SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended February 28, 2006, the Distribution Fees were as follows:

Distribution Fees	Total Aggregated	Unpaid at February 28, 2006
DWS Conservative Allocation Fund
Class B	$ 30,655	$ 4,703
Class C	35,807	5,729
	$ 66,462	$ 10,432
DWS Moderate Allocation Fund
Class B	$ 89,920	$ 14,021
Class C	106,669	17,241
	$ 196,589	$ 31,262
DWS Growth Allocation Fund
Class B	$ 102,337	$ 17,332
Class C	110,719	18,329
	$ 213,056	$ 35,661
DWS Growth Plus Allocation Fund
Class B	$ 6,940	$ 1,172
Class C	19,526	3,353
	$ 26,466	$ 4,525

In addition, DWS-SDI provides information and administrative services ("Service Fee") to Classes A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DWS-SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended February 28, 2006, the Service Fee were as follows:

Service Fee	Total Aggregated	Unpaid at February 28, 2006	Annualized Effective Rate
DWS Conservative Allocation Fund
Class A	$ 44,691	$ 9,326.24%
Class B	9,759	2,038.24%
Class C	11,499	2,302.24%
	$ 65,949	$ 13,666
DWS Moderate Allocation Fund
Class A	$ 130,477	$ 17,573.24%
Class B	28,751	4,835.24%
Class C	34,388	6,314.24%
	$ 193,616	$ 28,722
DWS Growth Allocation Fund
Class A	$ 93,531	$ 13,097.24%
Class B	32,535	5,548.24%
Class C	35,022	6,156.24%
	$ 161,088	$ 24,801
DWS Growth Plus Allocation Fund
Class A	$ 10,292	$ 3,359.23%
Class B	1,549	549.17%
Class C	6,081	7,418.23%
	$ 17,922	$ 11,326

Underwriting Agreement and Contingent Deferred Sales Charge. DWS-SDI is the principal underwriter for the Funds. Underwriting commissions paid in connection with the distribution of Class A shares for the period ended February 28, 2006 for DWS Conservative Allocation Fund, DWS Moderate Allocation Fund, DWS Growth Allocation Fund and DWS Growth Plus Allocation Fund aggregated $8,011, $27,500, $28,353 and $12,810, respectively.

In addition, DWS-SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the period ended February 28, 2006, the CDSC for Class B and Class C shares aggregated $19,374, $27,592, $25,230 and $26,391, respectively, for DWS Conservative Allocation Fund, DWS Moderate Allocation Fund, DWS Growth Allocation Fund and DWS Growth Plus Allocation Fund. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the period ended February 28, 2006, DWS-SDI received $10,000, $255, and $462 for DWS Conservative Allocation Fund, DWS Moderate Allocation Fund and DWS Growth Allocation Fund, respectively.

Typesetting and Filing Service Fees. Under an agreement with DeIM, DeIM is compensated for providing typesetting and regulatory filing services to the Funds. For the period ended February 28, 2006, the amount charged to the Funds by DeIM included in reports to shareholders were as follows:

Typesetting Filing Fees	Total Aggregated ($)	Unpaid at February 28, 2006 ($)
DWS Conservative Allocation Fund	7,410	3,360
DWS Moderate Allocation Fund	7,410	3,360
DWS Growth Allocation Fund	7,410	3,360
DWS Growth Plus Allocation Fund	7,410	3,360

Trustees' Fees and Expenses. The Funds pay each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by the Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Advisor a management fee for the affiliated funds' investments in the QP Trust.

Other Related Parties. Through December 31, 2005, AARP through its affiliate, AARP Services, Inc., monitored and approved the AARP Investment Program from DWS Scudder, but did not act as an investment advisor or recommend specific mutual funds. The contractual relationship between DWS Scudder and AARP ended on December 31, 2005. As a result, the funds are no longer part of the AARP Investment Program and the AARP name and logo will be phased out in 2006. The funds will continue to be managed by Deutsche Asset Management and its affiliates.

C. Expense Reductions

For the period ended February 28, 2006, the Advisor agreed to reimburse the Funds $2,881, $5,614, $4,337 and $0 for DWS Conservative Allocation Fund, DWS Moderate Allocation Fund, DWS Growth Allocation Fund and DWS Growth Plus Allocation Fund, respectively, which represents a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider.

D. Line of Credit

The Funds and several other affiliated funds (the "Participants") share in a $1.1 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. Each Fund may borrow up to a maximum of 20 percent of its net assets under the agreement.

E. Share Transactions

DWS Conservative Allocation Fund

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended February 28, 2006		Year Ended August 31, 2005
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	924,712	$ 10,985,412	2,512,446	$ 29,015,890
Class B	86,837	1,025,849	349,523	4,035,005
Class C	239,394	2,844,235	663,924	7,671,005
Class AARP	236,910	2,825,662	1,016,383	11,728,284
Class S	525,802	6,244,033	1,007,782	11,656,351
		$ 23,925,191		$ 64,106,535
Shares issued to shareholders in reinvestment of distributions
Class A	40,604	$ 481,338	66,523	$ 765,185
Class B	6,382	75,787	12,818	147,627
Class C	5,989	71,072	9,196	105,962
Class AARP	57,552	681,605	115,099	1,322,582
Class S	47,201	559,325	98,981	1,135,154
		$ 1,869,127		$ 3,476,510
Shares redeemed
Class A	(931,941)	$ (11,118,542)	(1,033,942)	$ (11,975,529)
Class B	(130,891)	(1,555,206)	(164,570)	(1,908,655)
Class C	(138,072)	(1,639,020)	(237,150)	(2,753,082)
Class AARP	(408,756)	(4,866,134)	(598,674)	(6,929,477)
Class S	(1,002,112)	(12,004,545)	(1,881,709)	(21,423,945)
		$ (31,183,447)		$ (44,990,688)
Redemption fees		$ 291		$ 1,927
Net increase (decrease)
Class A	33,375	$ 348,214	1,545,027	$ 17,806,067
Class B	(37,672)	(453,531)	197,771	2,273,977
Class C	107,311	1,276,314	435,970	5,023,991
Class AARP	(114,294)	(1,358,768)	532,808	6,122,646
Class S	(429,109)	(5,201,067)	(774,946)	(8,632,397)
		$ (5,388,838)		$ 22,594,284

DWS Moderate Allocation Fund

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended February 28, 2006		Year Ended August 31, 2005
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,961,211	$ 22,842,203	6,679,396	$ 74,557,653
Class B	285,155	3,302,439	1,134,268	12,604,992
Class C	583,487	6,799,580	1,786,715	19,976,990
Class AARP	259,641	3,019,161	1,736,039	19,286,606
Class S	916,535	10,640,596	2,641,710	29,467,777
		$ 46,603,979		$ 155,894,018
Shares issued to shareholders in reinvestment of distributions
Class A	157,879	$ 1,831,956	156,837	$ 1,747,861
Class B	23,235	270,120	23,638	263,921
Class C	23,723	275,598	18,275	204,280
Class AARP	38,700	448,605	37,323	416,735
Class S	184,118	2,134,216	275,365	3,056,557
		$ 4,960,495		$ 5,689,354
Shares redeemed
Class A	(3,754,755)	$ (43,607,859)	(2,287,386)	$ (25,615,282)
Class B	(201,375)	(2,346,126)	(383,400)	(4,312,116)
Class C	(284,912)	(3,328,386)	(334,699)	(3,767,375)
Class AARP	(263,408)	(3,081,249)	(309,445)	(3,484,294)
Class S	(1,566,324)	(18,202,626)	(3,633,690)	(40,312,700)
		$ (70,566,246)		$ (77,491,767)
Redemption fees		$ 716		$ 654
Net increase (decrease)
Class A	(1,635,665)	$ (18,933,456)	4,548,847	$ 50,690,547
Class B	107,015	1,226,489	774,506	8,557,046
Class C	322,298	3,746,860	1,470,291	16,413,943
Class AARP	34,933	386,577	1,463,917	16,219,047
Class S	(465,671)	(5,427,526)	(716,615)	(7,788,324)
		$ (19,001,056)		$ 84,092,259

DWS Growth Allocation Fund

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended February 28, 2006		Year Ended August 31, 2005
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,184,850	$ 16,241,455	3,672,249	$ 47,392,530
Class B	274,869	3,710,790	1,175,090	14,993,600
Class C	446,105	6,057,402	1,586,152	20,328,969
Class AARP	165,232	2,261,987	622,298	8,042,799
Class S	590,493	8,095,540	1,755,989	22,748,442
		$ 36,367,174		$ 113,506,340
Shares issued to shareholders in reinvestment of distributions
Class A	111,816	$ 1,522,943	60,461	$ 790,196
Class B	24,101	326,566	10,834	140,954
Class C	23,593	319,925	7,374	95,935
Class AARP	104,256	1,421,031	83,915	1,097,610
Class S	151,377	2,063,272	119,160	1,558,611
		$ 5,653,737		$ 3,683,306
Shares redeemed
Class A	(1,037,084)	$ (14,162,474)	(1,407,174)	$ (18,266,061)
Class B	(172,515)	(2,341,053)	(409,482)	(5,272,734)
Class C	(180,426)	(2,441,528)	(286,570)	(3,689,826)
Class AARP	(512,610)	(7,045,857)	(847,254)	(11,002,942)
Class S	(883,918)	(12,169,756)	(1,960,977)	(25,483,550)
		$ (38,160,668)		$ (63,715,113)
Redemption fees		$ 791		$ 1,631
Net increase (decrease)
Class A	259,582	$ 3,602,504	2,325,536	$ 29,917,319
Class B	126,455	1,696,303	776,442	9,861,834
Class C	289,272	3,935,828	1,306,956	16,735,977
Class AARP	(243,122)	(3,362,757)	(141,041)	(1,862,481)
Class S	(142,048)	(2,010,844)	(85,828)	(1,176,485)
		$ 3,861,034		$ 53,476,164

DWS Growth Plus Allocation Fund

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended February 28, 2006		Period Ended August 31, 2005*
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	376,670	$ 4,183,302	736,537	$ 7,633,342
Class B	58,814	646,217	177,739	1,848,879
Class C	234,943	2,573,988	371,458	3,880,393
Class S	41,677	462,394	227,769	2,350,093
		$ 7,865,901		$ 15,712,707
Shares issued to shareholders in reinvestment of distributions
Class A	22,835	$ 248,904	2,152	$ 22,551
Class B	3,667	40,006	264	2,754
Class C	10,515	114,650	99	1,036
Class S	7,233	78,840	64	674
		$ 482,400		$ 27,015
Shares redeemed
Class A	(102,749)	$ (1,136,991)	(52,368)	$ (543,003)
Class B	(25,199)	(274,631)	(24,817)	(262,663)
Class C	(66,219)	(734,477)	(20,655)	(216,740)
Class S	(17,182)	(188,237)	(23,079)	(246,334)
		$ (2,334,336)		$ (1,268,740)
Redemption fees		$ 201		$ 111
Net increase (decrease)
Class A	296,756	$ 3,295,241	686,321	$ 7,112,946
Class B	37,282	411,758	153,186	1,588,970
Class C	179,239	1,954,170	350,902	3,664,744
Class S	31,728	352,997	204,754	2,104,433
		$ 6,014,166		$ 14,471,093
Initial capital
Class A	—	$ —	100	$ 1,000
Class B	—	—	100	1,000
Class C	—	—	100	1,000
Class S	—	—	100	1,000
		$ —		$ 4,000

* For the period from November 1, 2004 (commencement of operations) to August 31, 2005.

F. Regulatory Matters and Litigation

Market Timing Related Regulatory and Litigation Matters. Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including DWS Scudder. The DWS funds' advisors have been cooperating in connection with these inquiries and are in discussions with the regulators concerning proposed settlements. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the DWS funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain DWS funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund's investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. It is not possible to determine with certainty what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors.

With respect to the lawsuits, based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

With respect to the regulatory matters, Deutsche Asset Management ("DeAM") has advised the funds as follows:

DeAM expects to reach final agreements with regulators early in 2006 regarding allegations of improper trading in the DWS funds. DeAM expects that it will reach settlement agreements with the Securities and Exchange Commission, the New York Attorney General and the Illinois Secretary of State providing for payment of disgorgement, penalties, and investor education contributions totaling approximately $134 million. Approximately $127 million of this amount would be distributed to shareholders of the affected DWS funds in accordance with a distribution plan to be developed by an independent distribution consultant. DeAM does not believe that any of the DWS funds will be named as respondents or defendants in any proceedings. The funds' investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and they have already been reserved.

Based on the settlement discussions thus far, DeAM believes that it will be able to reach a settlement with the regulators on a basis that is generally consistent with settlements reached by other advisors, taking into account the particular facts and circumstances of market timing at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. Among the terms of the expected settled orders, DeAM would be subject to certain undertakings regarding the conduct of its business in the future, including maintaining existing management fee reductions for certain funds for a period of five years. DeAM expects that these settlements would resolve regulatory allegations that it violated certain provisions of federal and state securities laws (i) by entering into trading arrangements that permitted certain investors to engage in market timing in certain DWS funds and (ii) by failing more generally to take adequate measures to prevent market timing in the DWS funds, primarily during the 1999-2001 period. With respect to the trading arrangements, DeAM expects that the settlement documents will include allegations related to one legacy DeAM arrangement, as well as three legacy Scudder and six legacy Kemper arrangements. All of these trading arrangements originated in businesses that existed prior to the current DeAM organization, which came together in April 2002 as a result of the various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved the trading arrangements.

There is no certainty that the final settlement documents will contain the foregoing terms and conditions. The independent Trustees/Directors of the DWS funds have carefully monitored these regulatory investigations with the assistance of independent legal counsel and independent economic consultants.

Other Regulatory Matters. DeAM is also engaged in settlement discussions with the Enforcement Staffs of the SEC and the NASD regarding DeAM's practices during 2001-2003 with respect to directing brokerage commissions for portfolio transactions by certain DWS funds to broker-dealers that sold shares in the DWS funds and provided enhanced marketing and distribution for shares in the DWS funds. In addition, on January 13, 2006, DWS Scudder Distributors, Inc. received a Wells notice from the Enforcement Staff of the NASD regarding DWS Scudder Distributors' payment of non-cash compensation to associated persons of NASD member firms, as well as DWS Scudder Distributors' procedures regarding non-cash compensation regarding entertainment provided to such associated persons.

Other Information

Additional information announced by Deutsche Asset Management regarding the terms of the expected settlements referred to in the Market Timing Related Regulatory and Litigation Matters and Other Regulatory Matters in the Notes to Financial Statements will be made available at www.dws-scudder.com/regulatory_settlements, which will also disclose the terms of any final settlement agreements once they are announced.

Investment Management Agreement Approvals

DWS Conservative Allocation Fund

The Fund's Trustees approved the continuation of the Fund's current investment management agreement with DeIM in September 2005.

In terms of the process the Trustees followed prior to approving the contract, shareholders should know that:

At the present time, all of your Fund's Trustees — including the chair of the board — are independent of DeIM and its affiliates. If all of the nominees included in the Fund's recent proxy statement are elected, all but one Trustee would be independent of DeIM and its affiliates.

The Trustees meet frequently to discuss fund matters. Each year, the Trustees dedicate part or all of several meetings to contract review matters.

The Trustees regularly meet privately with their independent counsel (and, as needed, other advisors) to discuss contract review and other matters.

DeIM and its predecessors (Deutsche Bank acquired Scudder in 2002) have managed the Fund since inception, and the Trustees believe that a long-term relationship with a capable, conscientious advisor is in the best interest of shareholders. As you may know, DeIM is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Trustees believe that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

Shareholders may focus primarily on fund performance and fees, but the Fund's Trustees consider these and many other factors, including the quality and integrity of DeIM's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures. The Trustees note approvingly that DeIM has worked with them to implement new, forward-looking policies and procedures in many important areas, such as those involving brokerage commissions and so-called "soft dollars," even when not obligated to do so by law or regulation.

In determining to approve the continuation of the Fund's current investment management agreement, the Board considered factors that it believes relevant to the interests of Fund shareholders, including:

The investment management fee schedule for the Fund, including (i) comparative information provided by Lipper regarding investment management fee rates paid to other investment advisors by similar funds and (ii) fee rates paid to DeIM by similar funds and institutional accounts advised by DeIM. With respect to management fees paid to other investment advisors by similar funds, the Trustees noted that no management fees are paid by the Fund (Class S shares) and that, as a result, the Fund's fee rates were lower than the median (1st quartile) of the applicable Lipper universe as of December 31, 2004. The Board gave only limited consideration to fees paid by similar institutional accounts advised by DeIM, in light of the material differences in the scope of services provided to mutual funds as compared to those provided to institutional accounts. Taking into account the foregoing, the Board concluded that the fee schedule in effect for the Fund represents reasonable compensation in light of the nature, extent and quality of the investment services being provided to the Fund.

The extent to which economies of scale would be realized as the Fund grows. In this regard, the Board noted that the Fund does not pay an investment management fee. The Board concluded that the Fund's fee schedule represents an appropriate sharing between Fund shareholders and DeIM of such economies of scale as may exist in the management of the Fund at current asset levels.

The total operating expenses of the Fund, including relative to the Fund's peer group as determined by Lipper. In this regard, the Board noted that the total expenses of the Fund (Class S shares) for the year ending December 31, 2004 were lower than the median (1st quartile) of the applicable Lipper universe. The Board also considered that the various expense limitations agreed to by DeIM effectively limit the ability of the Fund to experience a material increase in total expenses prior to the Board's next annual review of the Fund's contractual arrangements, and also serve to ensure that the Fund's total operating expenses would be competitive relative to the applicable Lipper universe.

The investment performance of the Fund and DeIM, both absolute and relative to various benchmarks and industry peer groups. The Board noted that for the one-, three- and five-year periods ended June 30, 2005, the Fund's performance (Class S shares) was in the 2nd quartile, 3rd quartile and 4th quartile, respectively, of the applicable Lipper universe. The Board also observed that the Fund has outperformed its benchmark in the one-year period ended June 30, 2005 and has underperformed its benchmark in the three- and five-year periods ended June 30, 2005. The Board recognized that DeIM has made significant changes in its investment personnel and processes in recent years in an effort to improve long-term performance.

The nature, extent and quality of the advisory services provided by DeIM. The Board considered extensive information regarding DeIM, including DeIM's personnel (including particularly those personnel with responsibilities for providing services to the Fund), resources, policies and investment processes. The Board also considered the terms of the current investment management agreement, including the scope of services provided under the agreement. In this regard, the Board concluded that the quality and range of services provided by DeIM have benefited and should continue to benefit the Fund and its shareholders.

The costs of the services to, and profits realized by, DeIM and its affiliates from their relationships with the Fund. The Board reviewed information concerning the costs incurred and profits realized by DeIM during 2004 from providing investment management services to the Fund (and, separately, to the entire DWS fund complex), and reviewed with DeIM the cost allocation methodology used to determine DeIM's profitability. In analyzing DeIM's costs and profits, the Board also reviewed the fees paid to and services provided by DeIM and its affiliates with respect to administrative services, fund accounting, shareholder servicing and distribution (including fees paid pursuant to 12b-1 plans). As part of this review, the Board considered information provided by an independent accounting firm engaged to review DeIM's cost allocation methodology and calculations. The Board concluded that the Fund's investment management fee schedule represented reasonable compensation in light of the costs incurred by DeIM and its affiliates in providing services to the Fund. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited, Deutsche Asset Management's overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DeIM and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

The practices of DeIM regarding the selection and compensation of brokers and dealers executing portfolio transactions for the Fund, including DeIM's soft dollar practices. In this regard, the Board observed that DeIM had voluntarily terminated the practice of allocating brokerage commissions to acquire research services from third-party service providers. The Board indicated that it would continue to monitor the allocation of the Fund's brokerage to ensure that the principle of "best price and execution" remains paramount in the portfolio trading process.

DeIM's commitment to and record of compliance, including its written compliance policies and procedures. In this regard, the Board considered DeIM's commitment to indemnify the Fund against any costs and liabilities related to lawsuits or regulatory actions making allegations regarding market timing, revenue sharing, fund valuation or other subjects arising from or relating to pending regulatory inquiries. The Board also considered the significant attention and resources dedicated by DeIM to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of DeIM's chief compliance officer, who reports to the Board; (ii) the large number of compliance personnel who report to DeIM's chief compliance officer; and (iii) the substantial commitment of resources by Deutsche Asset Management to compliance matters.

Deutsche Bank's commitment to restructuring and growing its US mutual fund business. The Board considered recent and ongoing efforts by Deutsche Bank to restructure its US mutual fund business to improve efficiency and competitiveness and to reduce compliance and operational risk. The Board considered assurances received from Deutsche Bank that it would commit the resources necessary to maintain high quality services to the Fund and its shareholders while various organizational initiatives are being implemented. The Board also considered Deutsche Bank's strategic plans for investing in the growth of its US mutual fund business, the potential benefits to Fund shareholders and Deutsche Bank's management of the DWS fund group, one of Europe's most successful fund groups.

The Board evaluated the current investment management arrangements in light of the proposed changes to such arrangements being submitted to shareholders and the fact that the current agreements would be continued only until the changes could be implemented. Based on all of the foregoing, the Board determined to continue the Fund's current investment management agreement, and concluded that the continuation of such agreement was in the best interests of the Fund's shareholders.

In reaching this conclusion the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, many of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the current agreement.

DWS Moderate Allocation Fund

The Fund's Trustees approved the continuation of the Fund's current investment management agreement with DeIM in September 2005.

In terms of the process the Trustees followed prior to approving the contract, shareholders should know that:

At the present time, all of your Fund's Trustees — including the chair of the board — are independent of DeIM and its affiliates. If all of the nominees included in the Fund's recent proxy statement are elected, all but one Trustee would be independent of DeIM and its affiliates.

The Trustees meet frequently to discuss fund matters. Each year, the Trustees dedicate part or all of several meetings to contract review matters.

The Trustees regularly meet privately with their independent counsel (and, as needed, other advisors) to discuss contract review and other matters.

DeIM and its predecessors (Deutsche Bank acquired Scudder in 2002) have managed the Fund since inception, and the Trustees believe that a long-term relationship with a capable, conscientious advisor is in the best interest of shareholders. As you may know, DeIM is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Trustees believe that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of Fund managers and analysts with research capabilities in many countries throughout the world.

Shareholders may focus primarily on fund performance and fees, but the Fund's Trustees consider these and many other factors, including the quality and integrity of DeIM's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures. The Trustees note approvingly that DeIM has worked with them to implement new, forward-looking policies and procedures in many important areas, such as those involving brokerage commissions and so-called "soft dollars," even when not obligated to do so by law or regulation.

In determining to approve the continuation of the Fund's current investment management agreement, the Board considered factors that it believes relevant to the interests of Fund shareholders, including:

The investment management fee schedule for the Fund, including (i) comparative information provided by Lipper regarding investment management fee rates paid to other investment advisors by similar funds and (ii) fee rates paid to DeIM by similar funds and institutional accounts advised by DeIM. With respect to management fees paid to other investment advisors by similar funds, the Trustees noted that no management fees are paid by the Fund (Class S shares) and that, as a result, the Fund's fee rates were lower than the median (1st quartile) of the applicable Lipper universe as of December 31, 2004. The Board gave only limited consideration to fees paid by similar institutional accounts advised by DeIM, in light of the material differences in the scope of services provided to mutual funds as compared to those provided to institutional accounts. Taking into account the foregoing, the Board concluded that the fee schedule in effect for the Fund represents reasonable compensation in light of the nature, extent and quality of the investment services being provided to the Fund.

The extent to which economies of scale would be realized as the Fund grows. In this regard, the Board noted that the Fund does not pay an investment management fee. The Board concluded that the Fund's fee schedule represents an appropriate sharing between Fund shareholders and DeIM of such economies of scale as may exist in the management of the Fund at current asset levels.

The total operating expenses of the Fund, including relative to the Fund's peer group as determined by Lipper. In this regard, the Board noted that the total expenses of the Fund (Class S shares) for the year ending December 31, 2004 were lower than the median (2nd quartile) of the applicable Lipper universe. The Board also considered that the various expense limitations agreed to by DeIM effectively limit the ability of the Fund to experience a material increase in total expenses prior to the Board's next annual review of the Fund's contractual arrangements, and also serve to ensure that the Fund's total operating expenses would be competitive relative to the applicable Lipper universe.

The investment performance of the Fund and DeIM, both absolute and relative to various benchmarks and industry peer groups. The Board noted that for the one-, three- and five-year periods ended June 30, 2005, the Fund's performance (Class S shares) was in the 2nd quartile, 2nd quartile and 3rd quartile, respectively, of the applicable Lipper universe. The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended June 30, 2005. The Board recognized that DeIM has made significant changes in its investment personnel and processes in recent years in an effort to improve long-term performance.

The nature, extent and quality of the advisory services provided by DeIM. The Board considered extensive information regarding DeIM, including DeIM's personnel (including particularly those personnel with responsibilities for providing services to the Fund), resources, policies and investment processes. The Board also considered the terms of the current investment management agreement, including the scope of services provided under the agreement. In this regard, the Board concluded that the quality and range of services provided by DeIM have benefited and should continue to benefit the Fund and its shareholders.

The costs of the services to, and profits realized by, DeIM and its affiliates from their relationships with the Fund. The Board reviewed information concerning the costs incurred and profits realized by DeIM during 2004 from providing investment management services to the Fund (and, separately, to the entire DWS fund complex), and reviewed with DeIM the cost allocation methodology used to determine DeIM's profitability. In analyzing DeIM's costs and profits, the Board also reviewed the fees paid to and services provided by DeIM and its affiliates with respect to administrative services, fund accounting, shareholder servicing and distribution (including fees paid pursuant to 12b-1 plans). As part of this review, the Board considered information provided by an independent accounting firm engaged to review DeIM's cost allocation methodology and calculations. The Board concluded that the Fund's investment management fee schedule represented reasonable compensation in light of the costs incurred by DeIM and its affiliates in providing services to the Fund. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited, Deutsche Asset Management's overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DeIM and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

The practices of DeIM regarding the selection and compensation of brokers and dealers executing Fund transactions for the Fund, including DeIM's soft dollar practices. In this regard, the Board observed that DeIM had voluntarily terminated the practice of allocating brokerage commissions to acquire research services from third-party service providers. The Board indicated that it would continue to monitor the allocation of the Fund's brokerage to ensure that the principle of "best price and execution" remains paramount in the Fund trading process.

DeIM's commitment to and record of compliance, including its written compliance policies and procedures. In this regard, the Board considered DeIM's commitment to indemnify the Fund against any costs and liabilities related to lawsuits or regulatory actions making allegations regarding market timing, revenue sharing, fund valuation or other subjects arising from or relating to pending regulatory inquiries. The Board also considered the significant attention and resources dedicated by DeIM to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of DeIM's chief compliance officer, who reports to the Board; (ii) the large number of compliance personnel who report to DeIM's chief compliance officer; and (iii) the substantial commitment of resources by Deutsche Asset Management to compliance matters.

Deutsche Bank's commitment to restructuring and growing its US mutual fund business. The Board considered recent and ongoing efforts by Deutsche Bank to restructure its US mutual fund business to improve efficiency and competitiveness and to reduce compliance and operational risk. The Board considered assurances received from Deutsche Bank that it would commit the resources necessary to maintain high quality services to the Fund and its shareholders while various organizational initiatives are being implemented. The Board also considered Deutsche Bank's strategic plans for investing in the growth of its US mutual fund business, the potential benefits to Fund shareholders and Deutsche Bank's management of the DWS fund group, one of Europe's most successful fund groups.

The Board evaluated the current investment management arrangements in light of the proposed changes to such arrangements being submitted to shareholders and the fact that the current agreements would be continued only until the changes could be implemented. Based on all of the foregoing, the Board determined to continue the Fund's current investment management agreement, and concluded that the continuation of such agreement was in the best interests of the Fund's shareholders.

In reaching this conclusion the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, many of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the current agreement.

DWS Growth Allocation Fund

The Fund's Trustees approved the continuation of the Fund's current investment management agreement with DeIM in September 2005.

In terms of the process the Trustees followed prior to approving the contract, shareholders should know that:

At the present time, all of your Fund's Trustees — including the chair of the board — are independent of DeIM and its affiliates. If all of the nominees included in the Fund's recent proxy statement are elected, all but one Trustee would be independent of DeIM and its affiliates.

The Trustees meet frequently to discuss fund matters. Each year, the Trustees dedicate part or all of several meetings to contract review matters.

The Trustees regularly meet privately with their independent counsel (and, as needed, other advisors) to discuss contract review and other matters.

DeIM and its predecessors (Deutsche Bank acquired Scudder in 2002) have managed the Fund since inception, and the Trustees believe that a long-term relationship with a capable, conscientious advisor is in the best interest of shareholders. As you may know, DeIM is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Trustees believe that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

Shareholders may focus primarily on fund performance and fees, but the Fund's Trustees consider these and many other factors, including the quality and integrity of DeIM's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures. The Trustees note approvingly that DeIM has worked with them to implement new, forward-looking policies and procedures in many important areas, such as those involving brokerage commissions and so-called "soft dollars," even when not obligated to do so by law or regulation.

In determining to approve the continuation of the Fund's current investment management agreement, the Board considered factors that it believes relevant to the interests of Fund shareholders, including:

The investment management fee schedule for the Fund, including (i) comparative information provided by Lipper regarding investment management fee rates paid to other investment advisors by similar funds and (ii) fee rates paid to DeIM by similar funds and institutional accounts advised by DeIM. With respect to management fees paid to other investment advisors by similar funds, the Trustees noted that no management fees are paid by the Fund (Class S shares) and that, as a result, the Fund's fee rates were lower than the median (1st quartile) of the applicable Lipper universe as of December 31, 2004. The Board gave only limited consideration to fees paid by similar institutional accounts advised by DeIM, in light of the material differences in the scope of services provided to mutual funds as compared to those provided to institutional accounts. Taking into account the foregoing, the Board concluded that the fee schedule in effect for the Fund represents reasonable compensation in light of the nature, extent and quality of the investment services being provided to the Fund.

The extent to which economies of scale would be realized as the Fund grows. In this regard, the Board noted that the Fund does not pay an investment management fee. The Board concluded that the Fund's fee schedule represents an appropriate sharing between Fund shareholders and DeIM of such economies of scale as may exist in the management of the Fund at current asset levels.

The total operating expenses of the Fund, including relative to the Fund's peer group as determined by Lipper. In this regard, the Board noted that the total expenses of the Fund (Class S shares) for the year ending December 31, 2004 were lower than the median (1st quartile) of the applicable Lipper universe. The Board also considered that the various expense limitations agreed to by DeIM effectively limit the ability of the Fund to experience a material increase in total expenses prior to the Board's next annual review of the Fund's contractual arrangements, and also serve to ensure that the Fund's total operating expenses would be competitive relative to the applicable Lipper universe.

The investment performance of the Fund and DeIM, both absolute and relative to various benchmarks and industry peer groups. The Board noted that for the one-, three- and five-year periods ended June 30, 2005, the Fund's performance (Class S shares) was in the 2nd quartile, 3rd quartile and 3rd quartile, respectively, of the applicable Lipper universe. The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended June 30, 2005. The Board recognized that DeIM has made significant changes in its investment personnel and processes in recent years in an effort to improve long-term performance.

The nature, extent and quality of the advisory services provided by DeIM. The Board considered extensive information regarding DeIM, including DeIM's personnel (including particularly those personnel with responsibilities for providing services to the Fund), resources, policies and investment processes. The Board also considered the terms of the current investment management agreement, including the scope of services provided under the agreement. In this regard, the Board concluded that the quality and range of services provided by DeIM have benefited and should continue to benefit the Fund and its shareholders.

The costs of the services to, and profits realized by, DeIM and its affiliates from their relationships with the Fund. The Board reviewed information concerning the costs incurred and profits realized by DeIM during 2004 from providing investment management services to the Fund (and, separately, to the entire DWS fund complex), and reviewed with DeIM the cost allocation methodology used to determine DeIM's profitability. In analyzing DeIM's costs and profits, the Board also reviewed the fees paid to and services provided by DeIM and its affiliates with respect to administrative services, fund accounting, shareholder servicing and distribution (including fees paid pursuant to 12b-1 plans). As part of this review, the Board considered information provided by an independent accounting firm engaged to review DeIM's cost allocation methodology and calculations. The Board concluded that the Fund's investment management fee schedule represented reasonable compensation in light of the costs incurred by DeIM and its affiliates in providing services to the Fund. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited, Deutsche Asset Management's overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DeIM and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

The practices of DeIM regarding the selection and compensation of brokers and dealers executing portfolio transactions for the Fund, including DeIM's soft dollar practices. In this regard, the Board observed that DeIM had voluntarily terminated the practice of allocating brokerage commissions to acquire research services from third-party service providers. The Board indicated that it would continue to monitor the allocation of the Fund's brokerage to ensure that the principle of "best price and execution" remains paramount in the portfolio trading process.

DeIM's commitment to and record of compliance, including its written compliance policies and procedures. In this regard, the Board considered DeIM's commitment to indemnify the Fund against any costs and liabilities related to lawsuits or regulatory actions making allegations regarding market timing, revenue sharing, fund valuation or other subjects arising from or relating to pending regulatory inquiries. The Board also considered the significant attention and resources dedicated by DeIM to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of DeIM's chief compliance officer, who reports to the Board; (ii) the large number of compliance personnel who report to DeIM's chief compliance officer; and (iii) the substantial commitment of resources by Deutsche Asset Management to compliance matters.

Deutsche Bank's commitment to restructuring and growing its US mutual fund business. The Board considered recent and ongoing efforts by Deutsche Bank to restructure its US mutual fund business to improve efficiency and competitiveness and to reduce compliance and operational risk. The Board considered assurances received from Deutsche Bank that it would commit the resources necessary to maintain high quality services to the Fund and its shareholders while various organizational initiatives are being implemented. The Board also considered Deutsche Bank's strategic plans for investing in the growth of its US mutual fund business, the potential benefits to Fund shareholders and Deutsche Bank's management of the DWS fund group, one of Europe's most successful fund groups.

The Board evaluated the current investment management arrangements in light of the proposed changes to such arrangements being submitted to shareholders and the fact that the current agreements would be continued only until the changes could be implemented. Based on all of the foregoing, the Board determined to continue the Fund's current investment management agreement, and concluded that the continuation of such agreement was in the best interests of the Fund's shareholders.

In reaching this conclusion the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, many of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the current agreement.

DWS Growth Plus Allocation Fund

The Fund's Trustees approved the continuation of the Fund's current investment management agreement with DeIM in September 2005.

In terms of the process the Trustees followed prior to approving the contract, shareholders should know that:

At the present time, all of your Fund's Trustees — including the chair of the board — are independent of DeIM and its affiliates. If all of the nominees included in the Fund's recent proxy statement are elected, all but one Trustee would be independent of DeIM and its affiliates.

The Trustees meet frequently to discuss fund matters. Each year, the Trustees dedicate part or all of several meetings to contract review matters.

The Trustees regularly meet privately with their independent counsel (and, as needed, other advisors) to discuss contract review and other matters.

DeIM and its predecessors (Deutsche Bank acquired Scudder in 2002) have managed the Fund since inception, and the Trustees believe that a long-term relationship with a capable, conscientious advisor is in the best interest of shareholders. As you may know, DeIM is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Trustees believe that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

Shareholders may focus primarily on fund performance and fees, but the Fund's Trustees consider these and many other factors, including the quality and integrity of DeIM's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures. The Trustees note approvingly that DeIM has worked with them to implement new, forward-looking policies and procedures in many important areas, such as those involving brokerage commissions and so-called "soft dollars," even when not obligated to do so by law or regulation.

In determining to approve the continuation of the Fund's current investment management agreement, the Board considered factors that it believes relevant to the interests of Fund shareholders, including:

The investment management fee schedule for the Fund, including (i) comparative information provided by Lipper regarding investment management fee rates paid to other investment advisors by similar funds and (ii) fee rates paid to DeIM by similar funds and institutional accounts advised by DeIM. With respect to management fees paid to other investment advisors by similar funds, the Trustees noted that no management fees are paid by the Fund (Class S shares) and that, as a result, the Fund's fee rates were lower than the median (1st quartile) of the applicable Lipper universe as of December 31, 2004. The Board gave only limited consideration to fees paid by similar institutional accounts advised by DeIM, in light of the material differences in the scope of services provided to mutual funds as compared to those provided to institutional accounts. Taking into account the foregoing, the Board concluded that the fee schedule in effect for the Fund represents reasonable compensation in light of the nature, extent and quality of the investment services being provided to the Fund.

The extent to which economies of scale would be realized as the Fund grows. In this regard, the Board noted that the Fund does not pay an investment management fee. The Board concluded that the Fund's fee schedule represents an appropriate sharing between Fund shareholders and DeIM of such economies of scale as may exist in the management of the Fund at current asset levels.

The total operating expenses of the Fund, including relative to the Fund's peer group as determined by Lipper. In this regard, the Board noted that the total expenses of the Fund (Class S shares) for the year ending December 31, 2004 were lower than the median (1st quartile) of the applicable Lipper universe. The Board also considered that the various expense limitations agreed to by DeIM effectively limit the ability of the Fund to experience a material increase in total expenses prior to the Board's next annual review of the Fund's contractual arrangements, and also serve to ensure that the Fund's total operating expenses would be competitive relative to the applicable Lipper universe.

The investment performance of the Fund and DeIM, both absolute and relative to various benchmarks and industry peer groups. The Board noted the Fund's recent inception and that for the three- and six-month periods ended June 30, 2005, the Fund's performance (Class A shares) was in the 3rd quartile and 2nd quartile, respectively, of the applicable Lipper universe. The Board also observed that the Fund has outperformed its benchmark in the six-month period ended June 30, 2005 and has underperformed its benchmark in the three-month period ended June 30, 2005. The Board recognized that DeIM has made significant changes in its investment personnel and processes in recent years in an effort to improve long-term performance.

The nature, extent and quality of the advisory services provided by DeIM. The Board considered extensive information regarding DeIM, including DeIM's personnel (including particularly those personnel with responsibilities for providing services to the Fund), resources, policies and investment processes. The Board also considered the terms of the current investment management agreement, including the scope of services provided under the agreement. In this regard, the Board concluded that the quality and range of services provided by DeIM have benefited and should continue to benefit the Fund and its shareholders.

The costs of the services to, and profits realized by, DeIM and its affiliates from their relationships with the Fund. The Board reviewed information concerning the costs incurred and profits realized by DeIM during 2004 from providing investment management services to the Fund (and, separately, to the entire DWS fund complex), and reviewed with DeIM the cost allocation methodology used to determine DeIM's profitability. In analyzing DeIM's costs and profits, the Board also reviewed the fees paid to and services provided by DeIM and its affiliates with respect to administrative services, fund accounting, shareholder servicing and distribution (including fees paid pursuant to 12b-1 plans). As part of this review, the Board considered information provided by an independent accounting firm engaged to review DeIM's cost allocation methodology and calculations. The Board concluded that the Fund's investment management fee schedule represented reasonable compensation in light of the costs incurred by DeIM and its affiliates in providing services to the Fund. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited, Deutsche Asset Management's overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DeIM and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

The practices of DeIM regarding the selection and compensation of brokers and dealers executing portfolio transactions for the Fund, including DeIM's soft dollar practices. In this regard, the Board observed that DeIM had voluntarily terminated the practice of allocating brokerage commissions to acquire research services from third-party service providers. The Board indicated that it would continue to monitor the allocation of the Fund's brokerage to ensure that the principle of "best price and execution" remains paramount in the portfolio trading process.

DeIM's commitment to and record of compliance, including its written compliance policies and procedures. In this regard, the Board considered DeIM's commitment to indemnify the Fund against any costs and liabilities related to lawsuits or regulatory actions making allegations regarding market timing, revenue sharing, fund valuation or other subjects arising from or relating to pending regulatory inquiries. The Board also considered the significant attention and resources dedicated by DeIM to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of DeIM's chief compliance officer, who reports to the Board; (ii) the large number of compliance personnel who report to DeIM's chief compliance officer; and (iii) the substantial commitment of resources by Deutsche Asset Management to compliance matters.

Deutsche Bank's commitment to restructuring and growing its US mutual fund business. The Board considered recent and ongoing efforts by Deutsche Bank to restructure its US mutual fund business to improve efficiency and competitiveness and to reduce compliance and operational risk. The Board considered assurances received from Deutsche Bank that it would commit the resources necessary to maintain high quality services to the Fund and its shareholders while various organizational initiatives are being implemented. The Board also considered Deutsche Bank's strategic plans for investing in the growth of its US mutual fund business, the potential benefits to Fund shareholders and Deutsche Bank's management of the DWS fund group, one of Europe's most successful fund groups.

The Board evaluated the current investment management arrangements in light of the proposed changes to such arrangements being submitted to shareholders and the fact that the current agreements would be continued only until the changes could be implemented. Based on all of the foregoing, the Board determined to continue the Fund's current investment management agreement, and concluded that the continuation of such agreement was in the best interests of the Fund's shareholders.

In reaching this conclusion the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, many of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the current agreement.

Account Management Resources

For shareholders of Classes A, B and C
Automated Information Lines

InvestorACCESS (800) 972-3060

Personalized account information, information on other DWS funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

www.dws-scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a DWS Scudder service representative.
Written Correspondence	DWS Scudder PO Box 219356 Kansas City, MO 64121-9356
Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at 1-800-621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Nasdaq Symbol	CUSIP Number	Fund Number
DWS Conservative Allocation Fund — Class A	SUCAX	23337A 608	480
DWS Conservative Allocation Fund — Class B	SUCBX	23337A 707	680
DWS Conservative Allocation Fund — Class C	SUCCX	23337A 806	780
DWS Moderate Allocation Fund — Class A	SPDAX	23337A 103	481
DWS Moderate Allocation Fund — Class B	SPDBX	23337A 202	681
DWS Moderate Allocation Fund — Class C	SPDCX	23337A 301	781
DWS Growth Allocation Fund — Class A	SUPAX	23337A 863	482
DWS Growth Allocation Fund — Class B	SUPBX	23337A 855	682
DWS Growth Allocation Fund — Class C	SUPCX	23337A 848	782
DWS Growth Plus Allocation Fund — Class A	PLUSX	23337A 814	1084
DWS Growth Plus Allocation Fund — Class B	PLSBX	23337A 798	1284
DWS Growth Plus Allocation Fund — Class C	PLSCX	23337A 780	1384
For shareholders of Class AARP and Class S
Automated Information Lines	SAILTM (800) 343-2890
Personalized account information, the ability to exchange or redeem shares, and information on other DWS funds and services via touchtone telephone.
Web Site	www.dws-scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 728-3337 To speak with a DWS Scudder service representative.
Written Correspondence	DWS Scudder PO Box 219669 Kansas City, MO 64121-9669
Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at 1-800-621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Fund Number	Nasdaq Symbol
DWS Conservative Allocation Fund — Class AARP	180	APWCX
DWS Conservative Allocation Fund — Class S	80	SCPCX
DWS Moderate Allocation Fund — Class AARP	181	SPWBX
DWS Moderate Allocation Fund — Class S	81	SPBAX
DWS Growth Allocation Fund — Class AARP	182	SPWGX
DWS Growth Allocation Fund — Class S	82	SPGRX
DWS Growth Plus Allocation Fund — Class S	84	PPLSX

Privacy Statement

This privacy statement is issued by DWS Scudder Distributors, Inc., Deutsche Investment Management Americas, Inc., Deutsche Asset Management, Inc., Investment Company Capital Corporation, DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

DWS Scudder
Attention: Correspondence — Chicago
P.O. Box 219415, Kansas City, MO 64121-9415

For Class S only:

DWS Scudder
Attention: Correspondence,
P.O. Box 219669, Kansas City, MO 64121-9669

February 2006

Notes

Notes

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Committee on Independent Trustees/Directors selects and nominates Independent Trustees/Directors. Fund shareholders may also submit nominees that will be considered by the committee when a Board vacancy occurs. Submissions should be mailed to: c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The Chief Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)

There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Allocation Series

By:	/s/Michael Colon
Michael Colon

President

Date:	April 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Allocation Series

By:	/s/Michael Colon
Michael Colon

President

Date:	April 26, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	April 26, 2006